UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R. T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2010

Structured Tax-Advantaged Equity Funds
U.S. Equity Dividend and Premium
International Equity Dividend and Premium
Structured Tax-Managed Equity
Structured International Tax-Managed Equity

Goldman Sachs Structured Tax-Advantaged
Equity Funds

■	GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM

■	GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

■	GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY

■	GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Market Review	3
Investment Process — Equity Dividend and Premium Funds	5
Portfolio Management Discussions and Performance Summaries — Equity Dividend and Premium Funds	6
Investment Process — Structured Tax-Managed Equity Funds	14
Portfolio Management Discussions and Performance Summaries — Structured Tax-Managed Equity Funds	15
Schedules of Investments	24
Financial Statements	46
Notes to Financial Statements	50
Financial Highlights	70
Other Information	78

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs U.S. Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in large-capitalization U.S. equity issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

The Goldman Sachs Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may invest in securities of any capitalization, including mid-capitalization and small-capitalization companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs Structured International Tax-Managed Equity Fund invests primarily in international equity securities. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may invest in securities of any capitalization, including mid-capitalization and small-capitalization companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

MARKET REVIEW

Goldman Sachs Structured Tax-Advantaged
Equity Funds

Market Review

U.S. and international equity markets broke a four-quarter winning streak with a sharp drop in the second quarter of 2010 that erased gains from the first quarter of the year and sent most major indices into negative territory for the six months ended June 30, 2010 (the “Reporting Period”).

During the first quarter, U.S. and international equity markets advanced, overcoming a weak start in January with modest gains in February and strong performance in March. While this marked the fourth consecutive quarter of gains for U.S. and international equities, underlying economic data and sentiment were less encouraging. In the United States, stronger personal spending and retail sales figures released during the quarter jump-started consumer-related stocks. Continued positive numbers from several key manufacturing surveys lifted industrial stocks. Indeed, increasing cash flow, high productivity and significant cost cutting fueled expectations of forthcoming business spending and corporate profits across a wide spectrum of equity market sectors. Still, concerns over Greece’s debt troubles hung over first quarter financial markets.

Investor sentiment turned sharply in late April as concerns over Europe’s sovereign debt issues intensified and weighed heavily on equity markets worldwide. Additionally, investors increasingly focused on the potential impact of a growing government appetite for regulation and mounting evidence that the global economic recovery might be losing steam. Particularly hard hit were financial stocks. In the United States, significant financial reform legislation neared final stages, leading investors to contemplate the possible effect on earnings multiples of a number of large banks that might be forced to spin off or limit ownership in highly profitable businesses.

To add pressure to an already volatile backdrop, U.S. equity markets had a number of disappointing economic readings at the end of June. The Federal Reserve (the “Fed”) suggested that “financial conditions have become less supportive of economic growth,” while first quarter Gross Domestic Product (GDP) was revised down slightly from 3.0% to 2.7%. Consumer confidence fell sharply in June, and private sector payroll growth was weaker than expected. Fears that Chinese, and therefore global, demand might be slowing hit commodity prices and their stocks, while high crude oil inventory levels and BP’s disastrous oil spill in the Gulf of Mexico further pressured energy stocks.

U.S. Equity Markets

The Russell 3000 Index, which is a measure of the broad equity market, was down 6.05% for the Reporting Period, and the Standard & Poor’s 500 Index (“S&P 500 Index”), which represents the U.S. large-cap equity market, lost 6.65% during the same period. All ten sectors in the S&P 500 Index were down for the Reporting Period, with the materials (−12.93%) and energy (−12.22%) sectors losing the most ground. The top-weighted information technology (−10.62%) sector was the largest detractor (measured by weight times total return) from S&P 500 Index returns.

MARKET REVIEW

The Russell 1000 Value Index declined 5.12% during the Reporting Period, beating the Russell 1000 Growth Index, which fell 7.65%. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe, while the Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.* Growth stocks underperformed value stocks largely because the growth index was more heavily weighted in the information technology sector, which turned in weak results during the Reporting Period. Small-cap stocks outperformed large-cap stocks during the Reporting Period with the Russell 2000 Index, a measure of small-cap stocks, declining just 1.95%. Small-cap technology stocks performed better than their large-cap counterparts.

International Equity Markets

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (the “MSCI EAFE Index”) lost 13.23% (USD) during the Reporting Period. Twenty of the 22 countries in the MSCI EAFE Index were down, with Greece (−48.78%) and Spain (−32.82%) posting the largest absolute losses. In terms of its weighting in the MSCI EAFE Index, the United Kingdom (−14.51%) was the largest detractor.

All ten sectors in the MSCI EAFE Index posted negative results for the Reporting Period, with the energy (−25.39%) and financials (−17.70%) sectors losing the most ground. The heavily-weighted financials sector was also the largest detractor.

Looking Ahead

In the coming months, we believe investors will continue to use fundamentally-based criteria to build their portfolios. That is, they will choose to overweight stocks with less expensive valuations, higher-quality earnings and higher profitability. We also expect stocks with good momentum to outperform those with poor momentum. We intend to continue to focus on seeking profitable companies with strong fundamentals, sustainable earnings and a track record of using capital to enhance shareholder value. We anticipate remaining fully invested, with long-term performance likely to be the result of stock selection rather than sector or capitalization allocations.

We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide potentially strong, uncorrelated returns over the long term. Our research agenda is robust, and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution as we seek to provide the most value to our shareholders.

The economic and market forecasts presented herein have been generated by GSAM for informational purposes as of the date of this presentation. They are based on proprietary models and there can be no assurance that the forecasts will be achieved. Please see additional disclosures at the end of this presentation.

* Source: www.russell.com/indexes

INVESTMENT PROCESS

What Differentiates the Goldman Sachs
U.S. Equity Dividend and Premium and
Goldman Sachs International Equity Dividend and
Premium Funds’ Investment Process?

The Goldman Sachs U.S. Equity Dividend and Premium Fund seeks to maximize income and total return. The Goldman Sachs International Equity Dividend and Premium Fund seeks to maximize total return with an emphasis on income. Their portfolios consist primarily of large-cap, dividend-paying stocks. By investing in these securities, and through the use of option call writing, the Funds look to generate an attractive after-tax cash flow.

Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds’ Investment Process
A diversified portfolio:
■ Create a diversified large-cap equity portfolio that participates in all industries and sectors.
■ Emphasize higher dividend-paying stocks within each industry and sector.

Written call options:
■ The Funds utilize index call writing to seek to enhance their cash flow.

■ We use proprietary quantitative techniques, including optimization tools, a risk model and a transactions cost model, in identifying a portfolio of stocks that we believe may enhance expected dividend yield while limiting deviations when compared to the S&P 500 Index or MSCI EAFE Index, as applicable.

■ A fully invested, style-consistent portfolio.
■ Seek attractive after-tax cash flow from qualified dividends, long-term capital gains and option call writing.
■ The Funds seek to enhance after-tax return by generating distributions primarily from qualified dividends and long-term capital gains, both of which are subject to current favorable long-term tax rates of 15%.[1]

 1A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of the provision in the Internal Revenue Code for taxable years beginning after December 31, 2010.

PORTFOLIO RESULTS

U.S. Equity Dividend and Premium Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs U.S. Equity Dividend and Premium Fund’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of −4.46%, −4.70% and −4.27%, respectively. These returns compare to the −6.65% and 5.33% cumulative total returns of the Fund’s benchmarks, the Standard & Poor’s 500 Index (with dividends reinvested) (the “S&P 500 Index”) and the Barclays Capital U.S. Aggregate Bond Index, respectively, during the Reporting Period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The sale of call options on the S&P 500 Index contributed to the Fund’s total return. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

However, as mentioned in the Market Review, the equity market experienced a steep decline during the Reporting Period. All ten sectors in the S&P 500 Index were down. In this environment, stock selection within the health care sector dampened performance. On a relative basis, our stock selection contributed positively within the financials, consumer discretionary, energy, industrials, utilities, consumer staples, materials, information technology and telecommunications services sectors.

Q	How did the Fund’s call writing affect its performance?

A	Consistent with our investment approach, we wrote index call options on a portion of the stock portfolio’s market value. Upon exercise by the holder, the sale of an index call option obligates us to buy an index at a specified price, also known as the “strike price.” Although the Fund retains the proceeds from the sale of an option, the payment received may not exceed the increase in the value of the index as call options are exercised and we pay the purchaser the increase in value. This was not the case during the Reporting Period when the S&P 500 Index declined, and thus the Fund’s call option writing contributed positively to performance.

In general, we targeted 4% in annual premiums. We wrote call options covering about 30% of the value of the stock portfolio to achieve this target.

Overall, call option writing tends to reduce volatility. Since its inception, the realized daily volatility of the Fund has been about 95% of the realized volatility of the S&P 500 Index.

Q	What was the Fund’s dividend yield during the Reporting Period?

A	While maintaining industry and sector weights consistent with the S&P 500 Index, we favor stocks with higher dividend yields. The dividend yield of the Fund during the Reporting Period was 2.5% compared to 1.4% for the S&P 500 Index. The Fund’s dividend yield served to enhance its quarterly net income distributions.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	An underweighted position relative to the S&P 500 Index in bank holding company Wells Fargo was advantageous. The Fund also benefited from overweights compared to the S&P 500 Index in tobacco manufacturer Reynolds American and food maker Kraft Foods.

Q	Which individual stock holdings detracted most from relative performance during the Reporting Period?

A	The Fund was hampered by overweighted positions compared to the S&P 500 Index in oil and gas drilling contractor Diamond Offshore Drilling and computer hard-drive maker Seagate Technology. An underweighted position in business conglomerate Berkshire Hathaway also detracted from relative results.

Q	How did fixed income investments affect performance?

A	The Fund’s investments in fixed income securities are limited to cash equivalents, and therefore fixed income holdings did not have a meaningful impact on performance.

Q	What changes or enhancements did you make to your quantitative model during the Reporting Period?

A	No changes were made to our quantitative model during the Reporting Period.

FUND BASICS

U.S. Equity Dividend and Premium Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010 –	Fund Total Return		Barclays Capital U.S.
June 30, 2010	(based on NAV)[1]	S&P 500 Index[2]	Aggregate Bond Index[3]

Class A	-4.46%	-6.65%	5.33%
Class C	-4.70	-6.65	5.33
Institutional	-4.27	-6.65	5.33

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	8.84%	-1.93%	8/31/05
Class C	13.22	-1.53	8/31/05
Institutional	15.59	-0.40	8/31/05

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	1.30%
Class C	1.99	2.05
Institutional	0.84	0.90

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/106

		Since Inception
Class A Shares	One Year	(8/31/05)

Returns before Taxes*	8.84%	-1.93%
Returns after Taxes on Distributions**	8.34	-2.58
Returns after Taxes on Distributions and Sale of Fund Shares***	5.97	-1.59

[6]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 HOLDINGS AS OF 6/30/107

	% of Net
Holding	Assets	Line of Business

Exxon Mobil Corp.	5.3%	Energy
Intel Corp.	3.0	Semiconductors & Semiconductor Equipment
AT&T, Inc.	2.7	Telecommunication Services
Bank of America Corp.	2.6	Diversified Financials
General Electric Co.	2.4	Capital Goods
The Coca-Cola Co.	2.4	Food, Beverage & Tobacco
Eli Lilly & Co.	2.2	Pharmaceuticals, Biotechnology & Life Sciences
Pfizer, Inc.	2.1	Pharmaceuticals, Biotechnology & Life Sciences
Wal-Mart Stores, Inc.	2.0	Food & Staples Retailing
Kraft Foods, Inc. Class A	1.9	Food, Beverage & Tobacco

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS8

As of June 30, 2010

[8]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short-term investments represent investments in investment companies other than those that are exchange traded.

PORTFOLIO RESULTS

International Equity Dividend and Premium Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs International Equity Dividend and Premium Fund’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of −13.13%, −13.54% and −13.01%, respectively. These returns compare to the −13.23% and −0.32% cumulative total returns of the Fund’s benchmarks, the MSCI EAFE Index (unhedged, with dividends reinvested) and the Barclays Capital Global Aggregate Bond Index, respectively, during the Reporting Period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The sale of call options contributed to the Fund’s total return. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

However, as mentioned in the Market Review, the equity market experienced a steep decline during the Reporting Period. All ten sectors in the MSCI EAFE Index were down. Against this backdrop, our stock picks in the energy and consumer discretionary sectors detracted. In relative terms, our security selection within the financials and telecommunications services sectors added value.

Q	How did the Fund’s call writing affect its performance?

A	Consistent with our investment approach, we wrote index call options on a portion of the stock portfolio’s market value, primarily on the Japanese, United Kingdom and European indices. Upon exercise by the holder, the sale of index call options obligates us to buy an index at a specified price, also known as the “strike price.” Although the Fund retains the proceeds from the sale of an option, the payment received may not exceed the increase in the value of the index, as call options are exercised and we pay the purchaser the increase in value. This was not the case during the Reporting Period when global stock indices declined, and thus the Fund’s call writing contributed positively to performance.

In general, we targeted 4% in annual premiums. We wrote call options covering about 30% of the value of the stock portfolio to achieve this target.

Q	What was the Fund’s dividend yield during the Reporting Period?

A	While maintaining industry and sector weights consistent with the MSCI EAFE Index, we favor stocks with higher dividend yields. The dividend yield of the Fund during the Reporting Period was 4.5% compared to 3.8% for the MSCI EAFE Index. The Fund’s dividend yield served to enhance its quarterly net income distributions.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	The Fund benefited from an underweighted position relative to the MSCI EAFE Index in Spanish telecommunications group Telefonica. Also adding to relative performance were overweighted positions in Japanese printing company Tosho Printing and Japanese mobile operator NTT DoCoMo.

Q	Which individual stock holdings detracted most from relative performance during the Reporting Period?

A	Detracting from relative performance were overweighted positions in British oil company BP, Spanish bank Banco Bilbao Vizcaya Argentaria, and Greek lottery and betting firm OPAP.

Q	How did fixed income investments affect performance?

A	The Fund’s investments in fixed income securities are limited to cash equivalents, and therefore fixed income holdings did not have a meaningful impact on performance.

Q	What changes or enhancements did you make to your quantitative model during the Reporting Period?

A	We continued to extend our risk model enhancements to smaller regions. We also continued to improve our model generation infrastructure, particularly for smaller regions and with regard to global transaction costs. We believe these enhancements should add further value to our process over time.

FUND BASICS

International Equity Dividend and Premium Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return		Barclays Capital Global
June 30, 2010	(based on NAV)[1]	MSCI EAFE Index[2]	Aggregate Bond Index[3]

Class A	-13.13%	-13.23%	-0.32%
Class C	-13.54	-13.23	-0.32
Institutional	-13.01	-13.23	-0.32

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The MSCI EAFE Index (unhedged and net of dividend withholding taxes) is an unmanaged market capitalization-weighted composite of securities in 22 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The Barclays Capital Global Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	-1.94%	-14.88%	1/31/08
Class C	1.78	-14.02	1/31/08
Institutional	3.95	-13.06	1/31/08

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	2.09%
Class C	2.05	2.84
Institutional	0.90	1.69

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/106

		Since Inception
Class A Shares	One Year	(1/31/08)

Returns before Taxes*	-1.94%	-14.88%
Returns after Taxes on Distributions**	-2.44	-15.10
Returns after Taxes on Distributions and Sale of Fund Shares***	-1.05	-12.26

[6]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

FUND BASICS

TOP 10 HOLDINGS AS OF 6/30/107

	% of Net
Company	Assets	Line of Business	Country

Banco Santander SA	2.4%	Banks	Spain
BHP Billiton PLC	2.2	Materials	United Kingdom
Ricoh Co. Ltd.	2.0	Technology Hardware & Equipment	Japan
Honda Motor Co. Ltd.	1.9	Automobiles & Components	Japan
Mizuho Financial Group, Inc.	1.9	Banks	Japan
HSBC Holdings PLC	1.8	Banks	United Kingdom
Nestle SA (Registered)	1.7	Food, Beverage & Tobacco	Switzerland
BP PLC ADR	1.7	Energy	United Kingdom
Sanofi-Aventis SA	1.7	Pharmaceuticals, Biotechnology & Life Sciences	France
Deutsche Telekom AG (Registered)	1.7	Telecommunication Services	Germany

[7]	The top 10 holdings may not be representative of the Fund’s current or future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS8

As of June 30, 2010

[8]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short-term investments represent investments in investment companies other than those that are exchange traded.

INVESTMENT PROCESS

What Differentiates the Goldman Sachs Global
Structured Tax-Management Investment Process?

In managing money for many of the world’s wealthiest taxable investors, Goldman Sachs often constructs a diversified investment portfolio around a tax-managed core. With the Goldman Sachs Structured Tax-Managed Equity Fund and Structured International Tax-Managed Equity Fund, investors can access Goldman Sachs’ tax-smart investment expertise while capitalizing on this same strategic approach to portfolio construction.

Goldman Sachs Global Structured Tax-Management Investment Process
The Goldman Sachs Global Structured Tax-Management investment process is a disciplined quantitative approach that has been consistently applied since 1989. With the Goldman Sachs Structured Tax-Managed Equity Fund and the Goldman Sachs Structured International Tax-Managed Equity Fund, the Global Structured Investment Process is enhanced with an additional layer that seeks to maximize after-tax returns.

■ Comprehensive             ■ Extensive
■ Rigorous                    ■ Fundamental
■ Objective                    ■ Insightful

Advantage: Daily analysis of approximately 3,000 U.S. and International equity securities using a proprietary model. ■ Benchmark driven ■ Sector and size neutral ■ Tax optimized
Tax optimization is an additional layer that is built into the existing Global Structured Investment Process — a distinct advantage. While other managers may simply seek to minimize taxable distributions through a low turnover strategy, this extension of the Global Structured Investment Process seeks to maximize after-tax returns — the true objective of every taxable investor.

Advantage: Value added through stock selection — not market timing, industry rotation or style bias.

■ A fully invested, style-consistent portfolio
■ Broad access to the total U.S. and International equity market
■ A consistent goal of seeking to maximize after-tax risk-adjusted returns

PORTFOLIO RESULTS

Structured Tax-Managed Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Structured Tax-Managed Equity Fund’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs Structured Tax-Managed Equity Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of −7.29%, −7.64%, −7.67%, −6.96% and −7.34%, respectively. These returns compare to the −6.05% cumulative total return of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested) (the “Index”), over the Reporting Period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by the Fund’s different investment themes is believed to be a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed relative to the Index during the Reporting Period with three of its six investment themes detracting from relative returns. Momentum was the weakest-performing theme, followed by Valuation. Momentum predicts drift in stock prices caused by under-reaction to company-specific information, while Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme, which assesses whether a company is earning more than its cost of capital, also detracted, though to a lesser extent.

The Sentiment and Management themes contributed to the Fund’s relative returns. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time, while Management assesses a company’s management strategy and behavior.

The Quality theme did not have a meaningful impact on relative performance during the Reporting Period. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Q	How successful was your stock selection during the Reporting Period?

A	The Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire U.S. equity market, ranging from large- to small-cap stocks. During the Reporting Period, stock selection detracted from the Fund’s relative performance.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	Security selection in the financials, energy and utilities sectors enhanced relative performance. Overweighted positions relative to the Index in oil company Sunoco, food manufacturer Tyson Foods and real estate investment trust Simon Property Group were the largest positive contributors.

Q	Which individual stock holdings detracted most during the Reporting Period?

A	Holdings in the information technology, health care and materials sectors hampered relative results. An underweighted position compared to the Index in technology and software maker Apple dampened performance. Also detracting from relative results were overweighted positions in computer hard drive maker Western Digital and independent oil and gas company Devon Energy.

Q	What changes or enhancements did you make to your quantitative model during the Reporting Period?

A	During the second half of the Reporting Period, we improved our factor timing within the Momentum theme.

FUND BASICS

Structured Tax-Managed Equity Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return
June 30, 2010	(based on NAV)[1]	Russell 3000 Index[2]

Class A	-7.29%	-6.05%
Class B	-7.64	-6.05
Class C	-7.67	-6.05
Institutional	-6.96	-6.05
Service	-7.34	-6.05

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	7.79%	-3.83%	-2.08%	-2.25%	4/3/00
Class B	8.06	-3.87	-2.27	-2.44	4/3/00
Class C	12.09	-3.47	-2.26	-2.45	4/3/00
Institutional	14.52	-2.31	-1.10	-1.30	4/3/00
Service	13.91	-2.83	-1.60	-1.80	4/3/00

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Fund’s Class B Shares will no longer be available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.09%	1.28%
Class B	1.84	2.03
Class C	1.84	2.03
Institutional	0.69	0.88
Service	1.19	1.38

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/105

				Since Inception
Class A Shares	One Year	Five Years	Ten Years	(4/3/00)

Returns before Taxes*	7.79%	-3.83%	-2.08%	-2.25%
Returns after Taxes on Distributions**	7.60	-3.93	-2.15	-2.32
Returns after Taxes on Distributions and Sale of Fund Shares***	5.34	-3.19	-1.74	-1.87

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

FUND BASICS

TOP 10 HOLDINGS AS OF 6/30/106

	% of Net
Holding	Assets	Line of Business

Lorillard, Inc.	3.0%	Food, Beverage & Tobacco
Exxon Mobil Corp.	2.9	Energy
Simon Property Group, Inc.	2.6	Real Estate Investment Trust
Pfizer, Inc.	2.3	Pharmaceuticals, Biotechnology & Life Sciences
Chevron Corp.	2.3	Energy
JPMorgan Chase & Co.	2.1	Diversified Financials
Wal-Mart Stores, Inc.	1.9	Food & Staples Retailing
Eli Lilly & Co.	1.9	Pharmaceuticals, Biotechnology & Life Sciences
Microsoft Corp.	1.8	Software & Services
Biogen Idec, Inc.	1.6	Pharmaceuticals, Biotechnology & Life Sciences

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS7

As of June 30, 2010

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 1.6% of the Fund’s net assets at June 30, 2010. Short-term investments represent investments in investment companies other than those that are exchange traded.

PORTFOLIO RESULTS

Structured International Tax-Managed Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Structured International Tax-Managed Equity Fund’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of −14.05%, −14.34% and −13.80%, respectively. These returns compare to the −13.23% cumulative total return of the Fund’s benchmark, the MSCI EAFE Index (unhedged, with dividends reinvested) (the “Index”), during the Reporting Period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by the Fund’s different investment themes is believed to be a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed relative to the Index during the Reporting Period, with the Momentum and Quality themes detracting the most. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Valuation, Sentiment, Management and Profitability added to the Fund’s relative results. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time, while Management assesses a company’s management strategy and behavior. Profitability assesses whether a company is earning more than its cost of capital,

Q	How successful was your stock selection during the Reporting Period?

A	The Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire EAFE equity market. During the Reporting Period, stock selection had a mixed impact on the Fund’s relative performance.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	Our stock picks in the financials, industrials and telecommunication services sectors added to the Fund’s relative performance. Enhancing results were positions in railroad operator and freight mover Central Japan Railway and U.K.-based pharmaceutical company AstraZeneca. An underweighted position relative to the Index in Spanish telecommunications group Telefonica was also advantageous.

Q	Which individual stock holdings detracted most during the Reporting Period?

A	Stock selection in the energy, information technology and materials sectors hampered relative returns. Overweighted positions in British oil company BP and two Spanish banks, Banco Santander and Banco Bilbao Vizcaya Argentaria, particularly detracted.

PORTFOLIO RESULTS

Q	What changes or enhancements did you make to your quantitative model during the Reporting Period?

A	During the second half of the Reporting Period, we implemented a timing mode to the Valuation theme within our Japan equity model. This model uses several inputs, including indications of market sentiment, perceptions of market risk and technical trends. By adding a timing strategy, we believe our model can generate incremental alpha, or value, especially when combined with the value factor. We also improved factor timing within the Momentum theme. In addition, we continued to extend our risk model enhancements to smaller regions. Finally, we continued to improve our model generation infrastructure, particularly for smaller regions and with regard to global transaction costs. We believe these enhancements should add further value to our process over time.

FUND BASICS

Structured International Tax-Managed Equity Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return
June 30, 2010	(based on NAV)[1]	MSCI EAFE Index[2]

Class A	-14.05%	-13.23%
Class C	-14.34	-13.23
Institutional	-13.80	-13.23

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged MSCI EAFE Index (unhedged and net of dividend withholding taxes) is a market capitalization-weighted composite of securities in 22 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	-1.10%	-17.46%	1/31/08
Class C	2.75	-16.13	1/31/08
Institutional	5.03	-15.19	1/31/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	1.67%
Class C	2.01	2.42
Institutional	0.86	1.27

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/105

		Since Inception
Class A Shares	One Year	(1/31/08)

Returns before Taxes*	-1.10%	-17.46%
Returns after Taxes on Distributions**	-3.09	-7.47
Returns after Taxes on Distributions and Sale of Fund Shares***	-2.01	-7.25

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 HOLDINGS AS OF 6/30/106

	% of Net
Company	Assets	Line of Business	Country

Honda Motor Co. Ltd.	2.0%	Automobiles & Components	Japan
Nestle SA (Registered)	1.9	Food, Beverage & Tobacco	Switzerland
Standard Chartered PLC	1.7	Banks	United Kingdom
AstraZeneca PLC	1.7	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Banco Santander SA	1.6	Banks	Spain
BHP Billiton Ltd.	1.6	Materials	Australia
Vodafone Group PLC ADR	1.5	Telecommunication Services	United Kingdom
Koninklijke DSM NV	1.3	Materials	Netherlands
Sanofi-Aventis SA	1.3	Pharmaceuticals, Biotechnology & Life Sciences	France
ABB Ltd. (Registered)	1.3	Capital Goods	Switzerland

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS7

As of June 30, 2010

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets at June 30, 2010. Short-term investments represent investments in investment companies other than those that are exchange traded.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%

Automobiles & Components – 0.6%
67,900	Johnson Controls, Inc.	$1,824,473

Banks – 3.4%
22,300	BancorpSouth, Inc.	398,724
28,000	Bank of Hawaii Corp.	1,353,800
25,000	Cullen/Frost Bankers, Inc.	1,285,011
9,900	First Niagara Financial Group, Inc.	124,047
52,000	M&T Bank Corp.	4,417,400
101,500	Synovus Financial Corp.	257,810
14,100	TCF Financial Corp.	234,201
150,780	Valley National Bancorp	2,053,624

		10,124,617

Capital Goods – 7.5%
6,900	Bucyrus International, Inc.	327,405
7,400	Cooper Industries PLC Class A	325,600
60,500	Deere & Co.	3,368,640
6,400	Foster Wheeler AG*	134,784
504,450	General Electric Co.(a)	7,274,169
86,200	Honeywell International, Inc.	3,364,386
8,000	Ingersoll-Rand PLC	275,920
39,000	Lockheed Martin Corp.	2,905,500
9,000	Terex Corp.*	168,660
57,050	The Boeing Co.(a)	3,579,888
10,500	TransDigm Group, Inc.	535,815
5,400	Tyco International Ltd.	190,242

		22,451,009

Commercial & Professional Services – 1.1%
141,900	Pitney Bowes, Inc.	3,116,124
6,100	R.R. Donnelley & Sons Co.	99,857

		3,215,981

Consumer Services – 0.5%
18,600	Wynn Resorts Ltd.	1,418,622

Diversified Financials – 7.7%
68,400	American Express Co.	2,715,480
535,281	Bank of America Corp.(a)	7,691,988
3,200	BlackRock, Inc.	458,880
45,300	Citigroup, Inc.*	170,328
143,900	Federated Investors, Inc. Class B	2,980,169
134,200	JPMorgan Chase & Co.	4,913,062
69,900	Morgan Stanley	1,622,379
27,000	State Street Corp.	913,140
29,300	T. Rowe Price Group, Inc.	1,300,627

		22,766,053

Energy – 10.7%
102,000	Chesapeake Energy Corp.	2,136,900
5,400	Chevron Corp.(b)	366,444
23,350	ConocoPhillips	1,146,252
23,000	Consol Energy, Inc.	776,480
45,100	Diamond Offshore Drilling, Inc.	2,804,769
7,300	EXCO Resources, Inc.	106,653
277,000	Exxon Mobil Corp.(a)	15,808,390
143,300	Marathon Oil Corp.	4,455,197
29,000	Patterson-UTI Energy, Inc.	373,230
154,100	Spectra Energy Corp.	3,092,787
2,000	Transocean Ltd.*	92,660
53,100	Weatherford International Ltd.*	697,734
1,200	Whiting Petroleum Corp.*	94,104

		31,951,600

Food & Staples Retailing – 2.7%
31,800	Sysco Corp.	908,526
34,500	Walgreen Co.	921,150
126,100	Wal-Mart Stores, Inc.	6,061,627

		7,891,303

Food, Beverage & Tobacco – 7.6%
205,800	Kraft Foods, Inc. Class A	5,762,400
74,500	PepsiCo, Inc.	4,540,775
98,500	Reynolds American, Inc.	5,133,820
143,450	The Coca-Cola Co.	7,189,714

		22,626,709

Health Care Equipment & Services – 1.8%
11,700	Baxter International, Inc.	475,488
71,700	Medtronic, Inc.	2,600,559
50,250	UnitedHealth Group, Inc.	1,427,100
16,400	WellPoint, Inc.*	802,452

		5,305,599

Household & Personal Products – 2.7%
47,900	Kimberly-Clark Corp.	2,904,177
87,100	The Procter & Gamble Co.	5,224,258

		8,128,435

Insurance – 3.7%
16,200	ACE Ltd.	833,976
4,100	Aflac, Inc.	174,947
21,200	Arthur J. Gallagher & Co.	516,856
142,700	Cincinnati Financial Corp.	3,691,649
59,900	Fidelity National Financial, Inc. Class A	778,101
15,600	Mercury General Corp.	646,464
46,900	MetLife, Inc.	1,770,944
48,100	Prudential Financial, Inc.	2,581,046

		10,993,983

Materials – 4.0%
31,500	Freeport-McMoRan Copper & Gold, Inc.	1,862,595
57,900	International Paper Co.	1,310,277
32,600	Monsanto Co.	1,506,772
15,300	Newmont Mining Corp.	944,622
64,700	Nucor Corp.	2,476,716
120,800	Southern Copper Corp.	3,206,032
11,700	Temple-Inland, Inc.	241,839
9,100	The Mosaic Co.	354,718

		11,903,571

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

Media – 3.0%
116,600	Comcast Corp. Special A Shares	$1,915,738
10,300	Regal Entertainment Group Class A	134,312
28,500	The McGraw-Hill Companies, Inc.	801,990
33,000	Time Warner Cable, Inc.	1,718,640
153,701	Time Warner, Inc.	4,443,496

		9,014,176

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
61,600	Abbott Laboratories(a)	2,881,648
139,550	Bristol-Myers Squibb Co.(a)	3,480,377
193,100	Eli Lilly & Co.	6,468,850
16,900	Gilead Sciences, Inc.*	579,332
15,100	Johnson & Johnson(a)	891,806
157,050	Merck & Co., Inc.	5,492,039
434,700	Pfizer, Inc.(a)(b)	6,198,822

		25,992,874

Real Estate Investment Trust – 1.2%
67,001	Host Hotels & Resorts, Inc.	903,186
25,300	Kimco Realty Corp.	340,113
11,400	SL Green Realty Corp.	627,456
20,935	The Macerich Co.	781,294
12,400	Vornado Realty Trust	904,580

		3,556,629

Retailing – 3.9%
20,100	Genuine Parts Co.	792,945
44,300	J.C. Penney Co., Inc.	951,564
238,800	Limited Brands, Inc.	5,270,316
161,600	The Home Depot, Inc.(a)	4,536,112

		11,550,937

Semiconductors & Semiconductor Equipment – 4.7%
455,600	Intel Corp.	8,861,420
29,000	Intersil Corp. Class A	351,190
69,500	Linear Technology Corp.	1,932,795
119,800	Texas Instruments, Inc.	2,788,944

		13,934,349

Software & Services – 6.4%
27,300	Accenture PLC Class A	1,055,145
3,000	Alliance Data Systems Corp.*	178,560
11,500	Google, Inc. Class A*	5,116,925
113,250	Microsoft Corp.(a)	2,605,882
241,600	Oracle Corp.	5,184,736
179,400	Paychex, Inc.	4,659,018
5,500	Visa, Inc. Class A	389,125

		19,189,391

Technology Hardware & Equipment – 5.1%
4,200	Apple, Inc.*	1,056,426
120,400	Corning, Inc.	1,944,460
35,900	Diebold, Inc.	978,275
13,800	Hewlett-Packard Co.	597,264
28,400	International Business Machines Corp.(a)	3,506,832
10,800	NCR Corp.*	130,896
97,800	QUALCOMM, Inc.	3,211,752
46,300	SanDisk Corp.*	1,947,841
99,300	Seagate Technology*	1,294,872
22,100	Tyco Electronics Ltd.	560,898

		15,229,516

Telecommunication Services – 5.0%
332,828	AT&T, Inc.(a)(b)	8,051,109
58,600	CenturyTel, Inc.	1,951,966
178,600	Verizon Communications, Inc.	5,004,372

		15,007,447

Transportation – 0.8%
46,700	CSX Corp.	2,317,721

Utilities – 3.7%
96,700	Ameren Corp.	2,298,559
116,200	CenterPoint Energy, Inc.	1,529,192
137,850	Duke Energy Corp.	2,205,600
96,800	FirstEnergy Corp.	3,410,264
98,500	NiSource, Inc.	1,428,250

		10,871,865

TOTAL COMMON STOCKS
(Cost $333,829,542)		$287,266,860

Shares	Rate	Value

Short-term Investment(c) – 4.2%

JPMorgan U.S. Government Money Market Fund – Capital Shares
12,542,448	0.067%	$12,542,448
(Cost $12,542,448)

TOTAL INVESTMENTS – 100.7%
(Cost $346,371,990)		$299,809,308

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(2,057,776)

NET ASSETS – 100.0%		$297,751,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	A portion of this security is held as collateral for call options written.

(b)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	206	September 2010	$10,573,980	$(758,010)

WRITTEN OPTIONS — For the six months ended June 30, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	937	$2,958,465

Contracts written	2,073	6,995,407
Contracts expired	(1,231)	(3,544,049)
Contract bought to close	(937)	(2,958,465)

Contracts Outstanding June 30, 2010	842	$3,451,358

At June 30, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index (Premiums Received $3,451,358)	842	$1,125	September 2010	$(1,330,360)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%

Australia – 7.9%
8,746	AGL Energy Ltd. (Utilities)	$107,569
49,572	Amcor Ltd. (Materials)	264,199
30,563	Australia & New Zealand Banking Group Ltd. (Banks)	548,954
60,690	BHP Billiton Ltd. (Materials)	1,888,039
45,497	BlueScope Steel Ltd. (Materials)*	79,095
29,414	CFS Retail Property Trust (REIT)	46,493
18,928	Commonwealth Bank of Australia (Banks)	765,212
11,486	Foster’s Group Ltd. (Food, Beverage & Tobacco)	54,404
269,940	Goodman Group (REIT)	142,774
68,688	Incitec Pivot Ltd. (Materials)	155,343
1,169	Leighton Holdings Ltd. (Capital Goods)	28,116
4,345	Lend Lease Corp. Ltd. (Real Estate)	26,460
156,568	MAp Group (Transportation)	350,896
288,559	Metcash Ltd. (Food & Staples Retailing)	1,014,205
54,492	Mirvac Group (REIT)	59,511
126,633	National Australia Bank Ltd. (Banks)	2,448,353
241,676	OneSteel Ltd. (Materials)	597,945
3,039	Orica Ltd. (Materials)	63,927
5,705	Origin Energy Ltd. (Energy)	71,174
4,733	QBE Insurance Group Ltd. (Insurance)	71,819
34,485	Sonic Healthcare Ltd. (Health Care Equipment & Services)	300,083
29,938	Stockland Corp. Ltd. (REIT)	92,916
3,162	Suncorp-Metway Ltd. (Insurance)	21,154
10,718	Tabcorp Holdings Ltd. (Consumer Services)	56,803
141,153	Tatts Group Ltd. (Consumer Services)	264,663
125,869	Telstra Corp. Ltd. (Telecommunication Services)	343,087
13,340	Toll Holdings Ltd. (Transportation)	60,751
4,897	Wesfarmers Ltd. (Food & Staples Retailing)	117,045
43,214	Westfield Group (REIT)	439,130
27,974	Westpac Banking Corp. (Banks)	493,083
5,548	Woodside Petroleum Ltd. (Energy)	192,845
26,069	WorleyParsons Ltd. (Energy)	479,636

		11,645,684

Austria – 0.2%
7,817	Telekom Austria AG (Telecommunication Services)	86,923
6,513	Voestalpine AG (Materials)	177,380

		264,303

Belgium – 0.7%
7,046	Belgacom SA (Telecommunication Services)	221,538
10,392	Mobistar SA (Telecommunication Services)	552,147
2,567	Solvay SA (Materials)	219,203

		992,888

Bermuda – 1.0%
82,644	Seadrill Ltd. (Energy)	1,490,728

China – 0.0%
24,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	15,538

Denmark – 0.5%
2,419	Carlsberg A/S Class B (Food, Beverage & Tobacco)	184,349
786	Coloplast A/S Class B (Health Care Equipment & Services)	78,018
6,154	Danske Bank A/S (Banks)*	118,418
2,245	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	181,380
1,178	Tryg A/S (Insurance)	62,063
2,387	Vestas Wind Systems A/S (Capital Goods)*	99,337

		723,565

Finland – 1.4%
6,217	Kesko Oyj Class B (Food & Staples Retailing)	201,097
59,423	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,111,372
21,135	Rautaruukki Oyj (Materials)(a)	308,039
6,443	UPM-Kymmene Oyj (Materials)	85,301
6,796	Wartsila Oyj (Capital Goods)	309,026

		2,014,835

France – 9.3%
894	Accor SA (Consumer Services)*	41,388
48,941	AXA SA (Insurance)	747,676
8,059	BNP Paribas (Banks)	433,580
8,770	Cap Gemini SA (Software & Services)	385,438
5,325	Casino Guichard Perrachon SA (Food & Staples Retailing)	404,087
509	Christian Dior SA (Consumer Durables & Apparel)	48,855
7,845	Compagnie de Saint-Gobain SA (Capital Goods)	292,340
1,755	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	122,275
21,655	Credit Agricole SA (Banks)	224,674
42,768	France Telecom SA (Telecommunication Services)(a)	741,807

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

14,727	GDF Suez SA (Utilities)	$418,992
945	Groupe Danone SA (Food, Beverage & Tobacco)	50,662
3,175	Klepierre SA (REIT)	87,722
12,785	Lafarge SA (Materials)	697,137
572	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	62,258
24,062	Neopost SA (Technology Hardware & Equipment)(a)	1,742,406
1,155	Renault SA (Automobiles & Components)*	42,813
41,212	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	2,482,088
14,269	Schneider Electric SA (Capital Goods)(a)	1,441,169
8,191	Societe Generale SA (Banks)	337,051
17,135	Total SA (Energy)(b)	764,886
256	Unibail-Rodamco SE (REIT)	41,723
1,677	Vallourec SA (Capital Goods)	289,135
87,529	Vivendi SA (Media)(a)	1,778,772

		13,678,934

Germany – 7.5%
495	Allianz SE (Registered) (Insurance)	48,992
37,238	BASF SE (Materials)(a)	2,034,698
18,168	Daimler AG (Registered) (Automobiles & Components)*(a)(b)	919,037
2,812	Deutsche Boerse AG (Diversified Financials)	170,839
116,464	Deutsche Post AG (Registered) (Transportation)	1,698,061
210,020	Deutsche Telekom AG (Registered) (Telecommunication Services)	2,479,405
22,142	E.ON AG (Utilities)	595,359
647	Fresenius SE (Health Care Equipment & Services)	42,891
1,724	Fresenius SE Preference Shares (Health Care Equipment & Services)	113,874
24,206	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	140,332
1,930	K+S AG (Materials)	88,695
9,764	RWE AG (Utilities)	638,916
11,441	RWE AG Preference Shares (Utilities)(a)	688,813
1,389	Siemens AG (Registered) (Capital Goods)	124,232
5,632	Suedzucker AG (Food, Beverage & Tobacco)	101,756
16,278	ThyssenKrupp AG (Materials)	401,141
6,933	Volkswagen AG (Automobiles & Components)	588,169
647	Volkswagen AG Preference Shares (Automobiles & Components)	56,775

		10,931,985

Greece – 0.6%
6,811	Hellenic Telecommunications Organization SA (Telecommunication Services)*	51,202
68,437	OPAP SA (Consumer Services)	851,501

		902,703

Hong Kong – 2.5%
1,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	14,761
51,000	BOC Hong Kong (Holdings) Ltd. (Banks)	116,151
4,000	Cathay Pacific Airways Ltd. (Transportation)	7,911
29,000	Cheung Kong Holdings Ltd. (Real Estate)	334,683
42,000	CLP Holdings Ltd. (Utilities)	304,000
32,350	Esprit Holdings Ltd. (Retailing)	173,764
12,000	Hang Lung Properties Ltd. (Real Estate)	45,899
19,900	Hang Seng Bank Ltd. (Banks)	266,069
18,000	Henderson Land Development Co. Ltd. (Real Estate)	105,427
70,300	Hong Kong & China Gas Co. Ltd. (Utilities)	173,835
18,500	Hong Kong Electric Holdings Ltd. (Utilities)	110,191
17,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	268,259
2,000	Hopewell Holdings Ltd. (Real Estate)	5,649
39,000	Hutchison Whampoa Ltd. (Capital Goods)	240,009
9,500	Kerry Properties Ltd. (Real Estate)	41,049
38,000	Li & Fung Ltd. (Retailing)	170,011
28,500	MTR Corp. Ltd. (Transportation)	97,191
56,436	New World Development Ltd. (Real Estate)	91,621
28,150	Noble Group Ltd. (Capital Goods)	34,024
3,500	Orient Overseas International Ltd. (Transportation)*	25,019
26,800	Sands China Ltd. (Consumer Services)*	39,610
22,000	Shangri-La Asia Ltd. (Consumer Services)	40,606
86,000	Sino Land Co. Ltd. (Real Estate)	153,693
32,000	Sun Hung Kai Properties Ltd. (Real Estate)	437,631
13,000	Swire Pacific Ltd. Class A (Real Estate)	147,566
2,000	Television Broadcasts Ltd. (Media)	9,274

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)

14,020	The Bank of East Asia Ltd. (Banks)	$50,578
35,673	The Link Real Estate Investment Trust (REIT)	88,518
9,000	The Wharf (Holdings) Ltd. (Real Estate)	43,601
7,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	23,279

		3,659,879

Israel – 0.8%
23,192	Bank Hapoalim BM (Banks)*	83,533
23,401	Bank Leumi Le-Israel BM (Banks)*	83,385
28,544	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	62,394
4,259	Israel Chemicals Ltd. (Materials)	44,369
15,036	Israel Discount Bank Ltd. Class A (Banks)*	25,425
2,474	NICE Systems Ltd. ADR (Technology Hardware & Equipment)*	63,062
1,907	Partner Communications Co. Ltd. (Telecommunication Services)	29,271
16,159	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	840,107

		1,231,546

Italy – 3.1%
296,429	Enel SpA (Utilities)	1,255,129
57,889	Eni SpA (Energy)(a)	1,062,615
12,013	Finmeccanica SpA (Capital Goods)	124,532
815,008	Parmalat SpA (Food, Beverage & Tobacco)	1,894,344
113,009	UniCredit SpA (Banks)	249,980

		4,586,600

Japan – 22.6%
27,000	AEON Credit Service Co. Ltd. (Diversified Financials)	240,466
64,000	Asahi Glass Co. Ltd. (Capital Goods)	600,949
1,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	36,856
1,200	Brother Industries Ltd. (Technology Hardware & Equipment)	12,458
112,700	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	676,898
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	519,359
48,000	Daiwa Securities Group, Inc. (Diversified Financials)	202,654
62,000	Dowa Holdings Co. Ltd. (Materials)	297,044
600	East Japan Railway Co. (Transportation)	39,951
6,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	228,948
40,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	214,283
33,000	Fujitsu Ltd. (Technology Hardware & Equipment)	206,277
21,000	Furukawa Electric Co. Ltd. (Capital Goods)	91,620
95,300	Honda Motor Co. Ltd. (Automobiles & Components)	2,799,232
131,000	ITOCHU Corp. (Capital Goods)	1,024,088
1,600	ITOCHU Techno-Solutions Corp. (Software & Services)	58,469
42	Japan Prime Realty Investment Corp. (REIT)	88,472
53	Japan Retail Fund Investment Corp. (REIT)	64,550
74	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	230,221
18,000	Kajima Corp. (Capital Goods)	40,808
11,300	Komatsu Ltd. (Capital Goods)	203,469
18,000	Kubota Corp. (Capital Goods)	138,066
31,600	Kyushu Electric Power Co., Inc. (Utilities)	708,714
9,900	Lawson, Inc. (Food & Staples Retailing)	433,005
29,400	Marui Group Co. Ltd. (Retailing)	198,038
600	Maruichi Steel Tube Ltd. (Materials)	11,477
1,100	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	45,004
26,200	Mitsubishi Corp. (Capital Goods)	542,037
40,000	Mitsubishi Estate Co. Ltd. (Real Estate)	556,867
14,900	Mitsui & Co. Ltd. (Capital Goods)	173,820
3,000	Mitsui Fudosan Co. Ltd. (Real Estate)	41,755
101,000	Mitsui OSK Lines Ltd. (Transportation)	667,778
1,658,500	Mizuho Financial Group, Inc. (Banks)	2,721,285
500	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	23,844
39,000	NEC Corp. (Technology Hardware & Equipment)	101,239
100	Nintendo Co. Ltd. (Software & Services)	29,361
184,000	Nippon Express Co. Ltd. (Transportation)	829,118
18,500	Nippon Paper Group, Inc. (Materials)	512,065
35,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	85,625
300	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	11,013

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

37,000	NKSJ Holdings, Inc. (Insurance)*	$221,376
49,200	Nomura Holdings, Inc. (Diversified Financials)	268,803
105,000	NSK Ltd. (Capital Goods)	729,239
71,000	NTN Corp. (Capital Goods)	290,651
1,001	NTT DoCoMo, Inc. (Telecommunication Services)	1,515,804
18,800	Oracle Corp. Japan (Software & Services)	923,839
227,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	2,894,595
3,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	192,157
13,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	619,261
134	SBI Holdings, Inc. (Diversified Financials)	16,647
1,600	Seiko Epson Corp. (Technology Hardware & Equipment)	20,679
96,000	Sekisui House Ltd. (Consumer Durables & Apparel)	821,041
16,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	375,745
27,800	Shiseido Co. Ltd. (Household & Personal Products)	612,748
43,700	Stanley Electric Co. Ltd. (Automobiles & Components)	723,685
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	426,534
178,000	Sumitomo Metal Industries Ltd. (Materials)	402,465
1,000	Sumitomo Metal Mining Co. Ltd. (Materials)	12,475
15,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	444,347
54,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	917,565
2,000	T&D Holdings, Inc. (Insurance)	42,765
39,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,688,040
5,100	The Kansai Electric Power Co., Inc. (Utilities)	124,380
53,500	Tohoku Electric Power Co., Inc (Utilities)	1,148,563
65,000	TonenGeneral Sekiyu KK (Energy)	562,395
3,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	23,723
477,000	Tosoh Corp. (Materials)	1,234,795
2,450	USS Co. Ltd. (Retailing)	175,014

		33,136,514

Luxembourg – 0.2%
9,301	ArcelorMittal (Materials)	249,469

Netherlands – 4.6%
5,789	Corio NV (REIT)	281,120
86,863	ING Groep NV CVA (Diversified Financials)*	642,831
31,647	Koninklijke Philips Electronics NV (Capital Goods)	945,045
70,424	Royal Dutch Shell PLC Class A (Energy)(a)	1,770,294
56,792	Royal Dutch Shell PLC Class B (Energy)	1,372,703
61,367	Unilever NV CVA (Food, Beverage & Tobacco)	1,675,884

		6,687,877

Norway – 0.2%
48,006	Orkla ASA (Capital Goods)	307,005

Portugal – 0.2%
16,249	Brisa Auto-Estradas de Portugal SA (Transportation)	98,339
16,725	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	167,166

		265,505

Singapore – 1.6%
15,000	Ascendas Real Estate Investment Trust (REIT)	19,372
75,000	CapitaLand Ltd. (Real Estate)	191,246
45,000	CapitaMall Trust (REIT)	58,667
20,000	CapitaMalls Asia Ltd. (Real Estate)	29,902
6,000	City Developments Ltd. (Real Estate)	47,229
26,000	ComfortDelGro Corp. Ltd. (Transportation)	26,964
41,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	43,129
30,000	DBS Group Holdings Ltd. (Banks)	291,147
21,000	Fraser and Neave Ltd. (Capital Goods)	76,791
247,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	92,763
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	106,403
33,000	Keppel Corp. Ltd. (Capital Goods)	199,240
44,000	Neptune Orient Lines Ltd. (Transportation)*	62,148
8,000	Olam International Ltd. (Food & Staples Retailing)	14,684
56,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	353,545
8,000	SembCorp Industries Ltd. (Capital Goods)	23,135
10,000	SembCorp Marine Ltd. (Capital Goods)	27,327
6,000	Singapore Airlines Ltd. (Transportation)	62,215

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)

15,000	Singapore Exchange Ltd. (Diversified Financials)	$78,663
25,000	Singapore Press Holdings Ltd. (Media)	67,295
4,000	Singapore Technologies Engineering Ltd. (Capital Goods)	9,351
121,000	Singapore Telecommunications Ltd. (Telecommunication Services)	261,592
18,000	StarHub Ltd. (Telecommunication Services)	28,940
12,000	United Overseas Bank Ltd. (Banks)	166,942
11,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	45,007

		2,383,697

Spain – 4.0%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	370,469
81,030	Banco Bilbao Vizcaya Argentaria SA (Banks)	834,846
50,648	Banco Popular Espanol SA (Banks)	256,706
341,973	Banco Santander SA (Banks)	3,585,993
11,569	Bankinter SA (Banks)	70,485
13,027	Ferrovial SA (Transportation)	84,257
12,100	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	123,680
5,227	Indra Sistemas SA (Software & Services)	83,571
18,812	Repsol YPF SA (Energy)	379,628

		5,789,635

Sweden – 2.5%
25,759	Boliden AB (Materials)	284,705
8,427	Electrolux AB Class B (Consumer Durables & Apparel)	192,648
5,795	Getinge AB Class B (Health Care Equipment & Services)	112,150
5,562	Hennes & Mauritz AB Class B (Retailing)	152,857
14,667	Investor AB Class B (Diversified Financials)	237,257
42,669	Nordea Bank AB (Banks)	351,856
2,048	Ratos AB Class B (Diversified Financials)	51,310
27,841	Sandvik AB (Capital Goods)	339,603
114,148	Securitas AB Class B (Commercial & Professional Services)	1,034,693
64,721	Skandinaviska Enskilda Banken AB Class A (Banks)	342,926
4,699	Skanska AB Class B (Capital Goods)	67,983
5,110	SSAB AB Class A (Materials)	68,607
2,651	Svenska Handelsbanken AB Class A (Banks)	64,854
4,216	Swedish Match AB (Food, Beverage & Tobacco)	92,129
10,525	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	116,746
13,998	Volvo AB Class B (Capital Goods)*	154,801

		3,665,125

Switzerland – 7.8%
5,016	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	175,120
47,092	Credit Suisse Group AG (Registered) (Diversified Financials)	1,770,529
4,259	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	283,562
52,895	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	2,550,535
18,592	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)	320,049
26,788	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,298,230
4,632	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	637,557
14,026	Swiss Reinsurance Co. Ltd. (Registered) (Insurance)	576,304
2,567	The Swatch Group AG (Consumer Durables & Apparel)	723,958
1,390	The Swatch Group AG (Registered) (Consumer Durables & Apparel)	71,034
41,963	UBS AG (Registered) (Diversified Financials)*	555,918
37,602	Xstrata PLC (Materials)	492,385
9,194	Zurich Financial Services AG (Insurance)	2,026,483

		11,481,664

United Kingdom – 18.1%
14,325	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	675,364
16,081	Aviva PLC (Insurance)	74,731
226,623	BAE Systems PLC (Capital Goods)	1,054,753
78,040	Balfour Beatty PLC (Capital Goods)	277,563
349,180	Barclays PLC (Banks)	1,393,754
122,355	BHP Billiton PLC (Materials)(a)	3,172,487
86,207	BP PLC ADR (Energy)(a)	2,489,658
45,167	British American Tobacco PLC (Food, Beverage & Tobacco)(a)(b)	1,433,411
8,497	Diageo PLC (Food, Beverage & Tobacco)(a)	133,470
3,329	Eurasian Natural Resources Corp. PLC (Materials)	42,361
68,182	Firstgroup PLC (Transportation)	370,104

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)

70,476	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$2,396,889
181,798	Home Retail Group PLC (Retailing)	577,300
296,485	HSBC Holdings PLC (Banks)	2,708,599
4,466	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	124,783
52,347	J Sainsbury PLC (Food & Staples Retailing)	249,761
11,457	Land Securities Group PLC (REIT)	94,817
264,014	Man Group PLC (Diversified Financials)	875,182
132,304	National Grid PLC (Utilities)	965,947
57,441	Reed Elsevier PLC (Media)	425,913
4,624	Rio Tinto PLC (Materials)	203,060
413,681	Royal Bank of Scotland Group PLC (Banks)*	251,940
93,463	RSA Insurance Group PLC (Insurance)	165,804
14,242	Scottish & Southern Energy PLC (Utilities)	237,186
37,479	Segro PLC (REIT)	141,312
340,105	Standard Life PLC (Insurance)	878,900
11,221	The British Land Co. PLC (REIT)	72,482
94,407	The Sage Group PLC (Software & Services)	324,817
265,105	TUI Travel PLC (Consumer Services)	824,793
38,912	Unilever PLC (Food, Beverage & Tobacco)(b)	1,040,196
35,696	United Utilities Group PLC (Utilities)	279,335
3,255	Vedanta Resources PLC (Materials)	102,270
112,828	Vodafone Group PLC ADR (Telecommunication Services)(a)	2,332,155
9,212	WPP PLC (Media)	86,782

		26,477,879

TOTAL COMMON STOCKS
(Cost $159,402,458)		$142,583,558

Shares	Rate	Value

Short-term Investment(c) – 2.3%

JPMorgan U.S. Government Money Market Fund – Capital Shares
3,377,789	0.067%	$3,377,789
(Cost $3,377,789)

TOTAL INVESTMENTS – 99.6%
(Cost $162,780,247)		$145,961,347

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		586,977

NET ASSETS – 100.0%		$146,548,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	A portion of this security is held as collateral for call options written.

(b)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	63	September 2010	$1,978,376	$(19,978)
FTSE 100 Index	12	September 2010	875,034	(10,799)
TSE TOPIX Index	9	September 2010	853,532	(7,638)

TOTAL				$(38,415)

WRITTEN OPTIONS — For the six months ended June 30, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	479	$996,829

Contracts written	2,062	3,207,142
Contracts expired	(1,776)	(2,472,411)

Contracts Outstanding June 30, 2010	765	$1,731,560

At June 30, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	493	EUR 2,750	September 2010	$(374,379)
FTSE 100 Index	148	GBP 5,300	September 2010	(124,937)
Nikkei-225 Stock Average	124	JPY 10,000	September 2010	(235,181)

TOTAL (Premiums Received $1,731,560)	765			$(734,497)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%

Automobiles & Components – 0.6%
1,626	Autoliv, Inc.*	$77,804
9,378	Dana Holding Corp.*	93,780
42,441	Johnson Controls, Inc.	1,140,390

		1,311,974

Banks – 2.9%
21,080	CVB Financial Corp.(a)	200,260
29,853	Fulton Financial Corp.	288,081
99,367	Hudson City Bancorp, Inc.	1,216,252
108,260	International Bancshares Corp.	1,806,859
40,833	Investors Bancorp, Inc.*	535,729
13,896	M&T Bank Corp.	1,180,465
16,150	New York Community Bancorp, Inc.	246,611
65,794	NewAlliance Bancshares, Inc.	737,551
6,268	TCF Financial Corp.	104,112
4,305	Trustmark Corp.	89,630
4,405	U.S. Bancorp	98,452
12,659	Wells Fargo & Co.	324,070

		6,828,072

Capital Goods – 6.1%
3,873	AAR Corp.*	64,834
2,403	Armstrong World Industries, Inc.*	72,523
13,315	Astec Industries, Inc.*	369,225
26,969	Briggs & Stratton Corp.	459,012
3,517	Cubic Corp.	127,948
5,126	Goodrich Corp.	339,598
6,452	Graco, Inc.	181,882
70,770	Honeywell International, Inc.	2,762,153
5,518	II-VI, Inc.*	163,498
7,500	Interline Brands, Inc.*	129,690
2,802	Joy Global, Inc.	140,352
16,158	Lydall, Inc.*	123,447
14,275	Miller Industries, Inc.	192,284
14,757	MSC Industrial Direct Co. Class A	747,590
32,391	Mueller Industries, Inc.	796,819
17,550	Northrop Grumman Corp.	955,422
55,956	Oshkosh Corp.*	1,743,589
3,233	Quanex Building Products Corp.	55,899
9,502	Raytheon Co.	459,802
15,322	Rockwell Automation, Inc.	752,157
27,056	Rockwell Collins, Inc.	1,437,485
15,760	Sauer-Danfoss, Inc.*	192,587
8,006	Simpson Manufacturing Co., Inc.	196,547
2,706	Standex International Corp.	68,597
5,328	Textron, Inc.	90,416
5,956	The Boeing Co.	373,739
29,099	Tredegar Corp.	474,896
959	Triumph Group, Inc.	63,898
7,092	Tyco International Ltd.	249,851
4,815	Universal Forest Products, Inc.	145,943
6,360	URS Corp.*	250,266

		14,181,949

Commercial & Professional Services – 1.5%
38,391	Cintas Corp.	920,232
28,311	HNI Corp.	781,101
5,407	Kforce, Inc.*	68,939
27,695	Manpower, Inc.	1,195,870
25,757	Robert Half International, Inc.	606,577

		3,572,719

Consumer Durables & Apparel – 2.0%
4,969	Blyth, Inc.	169,294
14,657	Furniture Brands International, Inc.*	76,509
32,268	Lululemon Athletica, Inc.*(a)	1,201,015
5,937	Mohawk Industries, Inc.*	271,677
15,915	Oxford Industries, Inc.	333,101
39,072	Skechers U.S.A., Inc. Class A*	1,426,909
31,113	Tempur-Pedic International, Inc.*	956,725
8,954	Wolverine World Wide, Inc.	225,820

		4,661,050

Consumer Services – 1.8%
989	Biglari Holdings, Inc.*	283,744
9,140	Capella Education Co.*	743,539
62,325	Carnival Corp.	1,884,708
25,125	Darden Restaurants, Inc.	976,106
12,664	McCormick & Schmick’s Seafood Restaurants, Inc.*	94,473
13,829	O’Charleys, Inc.*	73,294
3,664	PF Chang’s China Bistro, Inc.	145,278
5,424	Universal Technical Institute, Inc.*	128,223

		4,329,365

Diversified Financials – 5.5%
52,381	Advance America, Cash Advance Centers, Inc.	216,333
16,362	AmeriCredit Corp.*	298,116
77,870	Apollo Investment Corp.	726,527
19,201	Artio Global Investors, Inc.	302,224
124,410	Bank of America Corp.	1,787,772
55,808	BlackRock Kelso Capital Corp.	550,825
13,344	Calamos Asset Management, Inc. Class A	123,832
2,799	Cash America International, Inc.	95,922
2,695	CME Group, Inc.	758,777
13,153	Federated Investors, Inc. Class B	272,399
13,322	Hercules Technology Growth Capital, Inc.	122,695
133,788	JPMorgan Chase & Co.	4,897,979
41,872	Moody’s Corp.	834,090
22,058	NGP Capital Resources Co.	158,156
91,506	PHH Corp.*	1,742,274
1,241	World Acceptance Corp.*	47,543

		12,935,464

Energy – 10.5%
78,250	Chevron Corp.	5,310,045
26,347	Cimarex Energy Co.	1,885,918

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)

41,854	Complete Production Services, Inc.*	$598,512
14,637	Dril-Quip, Inc.*	644,321
11,884	Exterran Holdings, Inc.*	306,726
118,226	Exxon Mobil Corp.	6,747,158
13,585	Halliburton Co.	333,512
36,196	Hess Corp.	1,822,107
27,090	Oil States International, Inc.*	1,072,222
56,066	Sunoco, Inc.	1,949,415
13,077	Teekay Corp.	342,225
185,673	Valero Energy Corp.	3,338,400

		24,350,561

Food & Staples Retailing – 1.9%
91,949	Wal-Mart Stores, Inc.	4,419,988

Food, Beverage & Tobacco – 6.3%
81,047	Archer-Daniels-Midland Co.	2,092,634
6,857	ConAgra Foods, Inc.	159,905
111,616	Dole Food Co., Inc.*(a)	1,164,155
29,739	Hansen Natural Corp.*	1,163,092
2,282	Hormel Foods Corp.	92,375
3,542	Lancaster Colony Corp.	189,001
97,228	Lorillard, Inc.	6,998,471
4,317	Sanderson Farms, Inc.	219,045
39,897	The Coca-Cola Co.	1,999,638
39,896	Tyson Foods, Inc. Class A	653,896

		14,732,212

Health Care Equipment & Services – 4.0%
17,572	Becton, Dickinson and Co.	1,188,219
155,037	Boston Scientific Corp.*	899,215
84,266	Cardinal Health, Inc.	2,832,180
10,885	Coventry Health Care, Inc.*	192,447
46,959	Hill-Rom Holdings, Inc.	1,428,962
5,779	Kindred Healthcare, Inc.*	74,202
32,887	McKesson Corp.	2,208,691
12,626	Omnicare, Inc.	299,236
5,201	PharMerica Corp.*	76,247
2,928	Stryker Corp.	146,576

		9,345,975

Household & Personal Products – 1.0%
56,227	American Oriental Bioengineering, Inc.*(a)	141,692
13,097	Herbalife Ltd.	603,117
36,095	NBTY, Inc.*	1,227,591
11,612	Nu Skin Enterprises, Inc. Class A	289,487

		2,261,887

Insurance – 2.9%
2,965	Aflac, Inc.	126,517
17,178	American Equity Investment Life Holding Co.	177,277
37,610	Assurant, Inc.	1,305,067
2,063	Axis Capital Holdings Ltd.	61,312
15	Berkshire Hathaway, Inc. Class A*	1,800,000
73,145	CNO Financial Group, Inc.*	362,068
1,089	Everest Re Group Ltd.	77,014
24,448	Flagstone Reinsurance Holdings SA	264,527
19,349	Loews Corp.	644,515
2,851	Marsh & McLennan Companies, Inc.	64,290
17,992	Principal Financial Group, Inc.	421,733
29,468	Protective Life Corp.	630,321
19,547	StanCorp Financial Group, Inc.	792,435
5,907	Unum Group	128,182

		6,855,258

Materials – 3.6%
60,498	Alcoa, Inc.	608,610
22,958	Clearwater Paper Corp.*	1,257,180
11,203	Domtar Corp.	550,627
9,302	Freeport-McMoRan Copper & Gold, Inc.	550,027
124,346	Huntsman Corp.	1,078,080
12,681	Innophos Holdings, Inc.	330,721
12,499	KapStone Paper and Packaging Corp.*	139,239
38,617	MeadWestvaco Corp.	857,297
4,891	Monsanto Co.	226,062
4,871	Neenah Paper, Inc.	89,139
12,136	Olympic Steel, Inc.	278,764
17,180	Reliance Steel & Aluminum Co.	621,057
28,522	Spartech Corp.*	292,351
1,959	The Sherwin-Williams Co.	135,543
72,973	Worthington Industries, Inc.	938,433
21,086	Zep, Inc.	367,740

		8,320,870

Media – 2.6%
13,196	Ascent Media Corp. Class A*	333,331
20,344	DIRECTV Class A*	690,068
65,918	DISH Network Corp. Class A	1,196,412
10,419	EW Scripps Co. Class A*	77,413
14,116	Gannett Co., Inc.	190,001
42,991	Journal Communications, Inc. Class A*	170,674
30,278	Liberty Media Corp. — Starz Series A*	1,569,612
59,905	Regal Entertainment Group Class A	781,161
35,796	Scholastic Corp.	863,400
6,155	Time Warner, Inc.	177,941

		6,050,013

Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
74,375	Affymetrix, Inc.*	438,812
15,465	Amgen, Inc.*(b)	813,459
78,479	Biogen Idec, Inc.*	3,723,829
34,480	Cephalon, Inc.*	1,956,740
129,162	Eli Lilly & Co.	4,326,927
9,286	Endo Pharmaceuticals Holdings, Inc.*	202,620
17,338	Exelixis, Inc.*	60,163

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)

27,717	Forest Laboratories, Inc.*	$760,277
12,128	Gilead Sciences, Inc.*	415,748
134,340	King Pharmaceuticals, Inc.*	1,019,641
383,354	Pfizer, Inc.	5,466,628
26,867	Viropharma, Inc.*	301,179

		19,486,023

Real Estate Investment Trust – 4.4%
18,315	American Campus Communities, Inc.	499,816
27,412	Annaly Capital Management, Inc.	470,116
39,353	Extra Space Storage, Inc.	547,007
13,388	Federal Realty Investment Trust	940,775
39,417	Nationwide Health Properties, Inc.	1,409,946
10,838	Omega Healthcare Investors, Inc.	216,001
75,098	Simon Property Group, Inc.	6,064,237

		10,147,898

Retailing – 4.5%
39,212	99 Cents Only Stores*	580,338
10,311	Abercrombie & Fitch Co. Class A	316,445
96,603	AnnTaylor Stores Corp.*	1,571,731
21,921	Big Lots, Inc.*	703,445
49,301	Brown Shoe Co., Inc.	748,389
3,390	Core-Mark Holding Co., Inc.*	92,886
18,288	Dillard’s, Inc. Class A	393,192
23,134	Expedia, Inc.	434,456
45,330	Fred’s, Inc. Class A	501,350
5,387	Genesco, Inc.*	141,732
4,934	Guess?, Inc.	154,138
20,971	Haverty Furniture Cos., Inc.	257,733
9,901	Hibbett Sports, Inc.*	237,228
9,684	J. Crew Group, Inc.*	356,468
14,659	J.C. Penney Co., Inc.	314,875
16,968	Liberty Media Corp. — Interactive Class A*	178,164
31,949	Limited Brands, Inc.	705,114
30,047	Nordstrom, Inc.	967,213
2,158	Ross Stores, Inc.	115,000
12,330	Rue21, Inc.*	374,092
7,795	Saks, Inc.*	59,164
39,079	The Finish Line, Inc. Class A	544,370
11,535	Tuesday Morning Corp.*	46,025
13,013	Williams-Sonoma, Inc.	322,983
19,433	Zumiez, Inc.*	313,066

		10,429,597

Semiconductors & Semiconductor Equipment – 3.2%
12,899	Advanced Micro Devices, Inc.*	94,421
9,495	Analog Devices, Inc.	264,531
77,438	Fairchild Semiconductor International, Inc.*	651,254
27,599	Intel Corp.	536,801
313,007	Lattice Semiconductor Corp.*	1,358,450
22,968	Linear Technology Corp.	638,740
18,372	LSI Corp.*	84,511
15,886	Micrel, Inc.	161,720
107,945	Micron Technology, Inc.*	916,453
60,342	National Semiconductor Corp.	812,203
229,331	RF Micro Devices, Inc.*	896,684
17,137	Sigma Designs, Inc.*(a)	171,541
2,503	Volterra Semiconductor Corp.*	57,719
76,826	Zoran Corp.*	732,920

		7,377,948

Software & Services – 9.6%
76,955	Accenture PLC Class A	2,974,311
319,755	Activision Blizzard, Inc.	3,354,230
56,422	Adobe Systems, Inc.*	1,491,233
9,667	Amdocs Ltd.*	259,580
39,155	Blackbaud, Inc.	852,404
1,154	CACI International, Inc. Class A*	49,022
6,368	Google, Inc. Class A*	2,833,442
4,338	Mantech International Corp. Class A*	184,669
1,549	MAXIMUS, Inc.	89,641
179,716	Microsoft Corp.	4,135,265
6,450	MicroStrategy, Inc. Class A*	484,331
8,641	NeuStar, Inc. Class A*	178,177
13,922	Oracle Corp.	298,766
58,327	RealNetworks, Inc.*	192,479
16,504	Rosetta Stone, Inc.*(a)	378,932
186,210	Symantec Corp.*	2,584,595
17,506	Synopsys, Inc.*	365,350
15,589	TeleTech Holdings, Inc.*	200,942
78,356	THQ, Inc.*	338,498
62,653	VeriFone Systems, Inc.*	1,186,021

		22,431,888

Technology Hardware & Equipment – 5.2%
9,490	ADTRAN, Inc.	258,792
13,653	Agilysys, Inc.	91,339
17,315	Arris Group, Inc.*	176,440
37,288	Electronics for Imaging, Inc.*	363,558
70,917	Hewlett-Packard Co.	3,069,288
20,204	Hutchinson Technology, Inc.*	87,483
44,660	Ingram Micro, Inc. Class A*	678,385
10,023	Jabil Circuit, Inc.	133,306
35,020	JDS Uniphase Corp.*	344,597
16,373	Lexmark International, Inc. Class A*	540,800
26,401	Methode Electronics, Inc.	257,146
13,675	Plantronics, Inc.	391,105
38,844	Power-One, Inc.*	262,197
137,424	Seagate Technology*	1,792,009
15,902	Tekelec*	210,543
89,289	Vishay Intertechnology, Inc.*	691,097
86,614	Western Digital Corp.*	2,612,278
5,883	Xyratex Ltd.*	83,244

		12,043,607

Telecommunication Services – 2.6%
68,910	AT&T, Inc.(b)	1,666,933
6,521	Cbeyond, Inc.*	81,512

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)

11,973	Leap Wireless International, Inc.*	$155,410
61,000	Sprint Nextel Corp.*	258,640
12,799	Telephone & Data Systems, Inc.	388,962
69,056	USA Mobility, Inc.	892,203
91,114	Verizon Communications, Inc.	2,553,014

		5,996,674

Transportation – 2.7%
1,376	Alaska Air Group, Inc.*	61,851
79,932	Allegiant Travel Co.(a)	3,412,297
6,419	Arkansas Best Corp.	133,194
14,609	Copa Holdings SA Class A	646,010
29,959	Heartland Express, Inc.	435,005
5,927	J.B. Hunt Transport Services, Inc.	193,635
24,876	Pacer International, Inc.*	173,883
7,265	RailAmerica, Inc.*	72,069
34,793	Republic Airways Holdings, Inc.*	212,585
40,072	SkyWest, Inc.	489,680
21,340	Werner Enterprises, Inc.	467,133

		6,297,342

Utilities – 3.1%
6,955	Consolidated Edison, Inc.	299,760
70,694	Constellation Energy Group, Inc.	2,279,882
2,407	Dominion Resources, Inc.	93,247
2,733	DTE Energy Co.	124,652
116,690	Duke Energy Corp.	1,867,040
3,238	Edison International	102,709
22,844	Exelon Corp.	867,387
7,541	FirstEnergy Corp.	265,669
1,712	Integrys Energy Group, Inc.	74,883
14,421	MDU Resources Group, Inc.	260,011
6,633	Pepco Holdings, Inc.	104,005
8,981	PNM Resources, Inc.	100,408
8,287	PPL Corp.	206,761
3,177	Progress Energy, Inc.	124,602
7,159	Questar Corp.	325,663
3,382	WGL Holdings, Inc.	115,089

		7,211,768

TOTAL COMMON STOCKS
(Cost $259,102,471)		$225,580,102

Shares	Rate	Value

Short-term Investment(c) – 3.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
7,007,770	0.067%	$7,007,770
(Cost $7,007,770)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $266,110,241)		$232,587,872

Securities Lending Reinvestment Vehicle(c)(d) – 1.6%

Boston Global Investment Trust – Enhanced Portfolio II
3,650,604	1.001%	$3,654,254
(Cost $3,588,480)

TOTAL INVESTMENTS – 101.5%
(Cost $269,698,721)		$236,242,126

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(3,549,169)

NET ASSETS – 100.0%		$232,692,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	8	September 2010	$486,240	$(44,709)
S&P 500 E-mini Index	96	September 2010	4,927,680	(407,315)

TOTAL				$(452,024)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 94.4%

Australia – 7.5%
3,237	AGL Energy Ltd. (Utilities)	$39,813
38,126	Australia & New Zealand Banking Group Ltd. (Banks)	684,796
62,325	Bendigo and Adelaide Bank Ltd. (Banks)	424,799
58,830	BHP Billiton Ltd. (Materials)	1,830,176
1,821	Billabong International Ltd. (Consumer Durables & Apparel)	13,224
59,216	Caltex Australia Ltd. (Energy)	464,621
24,879	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	249,109
14,884	Commonwealth Bank of Australia (Banks)	601,723
6,539	Computershare Ltd. (Software & Services)	57,829
30,608	Dexus Property Group (REIT)	19,640
61,890	Fairfax Media Ltd. (Media)	67,625
63,471	Foster’s Group Ltd. (Food, Beverage & Tobacco)	300,632
185,585	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	209,221
78,188	Incitec Pivot Ltd. (Materials)	176,828
4,501	Macquarie Group Ltd. (Diversified Financials)	138,345
191,146	MAp Group (Transportation)	428,392
26,699	Metcash Ltd. (Food & Staples Retailing)	93,840
28,942	Mirvac Group (REIT)	31,608
21,551	National Australia Bank Ltd. (Banks)	416,672
98,899	OZ Minerals Ltd. (Materials)*	78,327
1,346	QBE Insurance Group Ltd. (Insurance)	20,424
9,948	Rio Tinto Ltd. (Materials)	547,084
58,921	Suncorp-Metway Ltd. (Insurance)	394,192
13,305	Wesfarmers Ltd. (Food & Staples Retailing)	318,008
1,898	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	45,512
52,075	Westfield Group (REIT)	529,174
28,246	Westpac Banking Corp. (Banks)	497,877
664	Woodside Petroleum Ltd. (Energy)	23,080
4,447	WorleyParsons Ltd. (Energy)	81,819

		8,784,390

Austria – 0.4%
10,149	OMV AG (Energy)	304,780
3,540	Raiffeisen International Bank-Holding AG (Banks)*(a)	134,452

		439,232

Belgium – 0.9%
156,235	Ageas SA/NV (Insurance)	347,673
4,073	Delhaize Group SA (Food & Staples Retailing)	295,559
4,305	KBC Groep NV (Banks)*	165,012
6,518	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	204,692

		1,012,936

Bermuda – 0.1%
5,400	Seadrill Ltd. (Energy)	97,405

China – 0.0%
75,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	48,554

Denmark – 1.0%
15	A.P. Moller - Maersk A/S Class A (Transportation)	114,081
6,655	Carlsberg A/S Class B (Food, Beverage & Tobacco)	507,171
1,676	Coloplast A/S Class B (Health Care Equipment & Services)	166,359
22,894	DSV A/S (Transportation)	329,618
1,193	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	96,386

		1,213,615

Finland – 1.3%
13,376	Elisa Oyj Class A (Telecommunication Services)*	231,353
20,445	Fortum Oyj (Utilities)	448,782
14,266	Kesko Oyj Class B (Food & Staples Retailing)	461,452
36,370	Nokia Oyj (Technology Hardware & Equipment)	296,445
5,625	Sampo Oyj Class A (Insurance)	118,596

		1,556,628

France – 8.6%
4,951	Accor SA (Consumer Services)*(a)	229,208
3,140	Alstom SA (Capital Goods)(a)	142,171
1,593	Atos Origin SA (Software & Services)*	63,964
60,575	AXA SA (Insurance)	925,410
2,271	BNP Paribas (Banks)(a)	122,182
7,145	Bouygues SA (Capital Goods)	275,808
1,451	Christian Dior SA (Consumer Durables & Apparel)	139,270
7,220	Compagnie Generale de Geophysique-Veritas (Energy)*	128,443
86,295	France Telecom SA (Telecommunication Services)(a)	1,496,780
1,211	Gecina SA (REIT)	109,399
5,961	Lagardere S.C.A. (Media)	185,919
1,286	L’Oreal SA (Household & Personal Products)	125,912
3,426	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	372,896

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

11,261	PSA Peugeot Citroen SA (Automobiles & Components)*	$286,230
13,645	Renault SA (Automobiles & Components)*	505,785
6,913	Safran SA (Capital Goods)	192,840
25,191	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,517,186
10,283	Schneider Electric SA (Capital Goods)	1,038,583
9,838	Societe Generale SA (Banks)	404,823
1,946	Sodexo SA (Consumer Services)	107,997
6,398	Technip SA (Energy)	366,963
13,219	Total SA (Energy)	590,080
1,140	Unibail-Rodamco SE (REIT)	185,799
24,631	Veolia Environnement (Utilities)	578,655

		10,092,303

Germany – 7.1%
17,616	Adidas AG (Registered) (Consumer Durables & Apparel)	852,877
6,219	Allianz SE (Registered) (Insurance)	615,515
7,632	BASF SE (Materials)	417,015
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	74,937
6,801	Celesio AG (Health Care Equipment & Services)	148,300
11,738	Commerzbank AG (Banks)*(a)	81,940
4,234	Daimler AG (Registered) (Automobiles & Components)*	214,179
9,246	Deutsche Bank AG (Registered) (Diversified Financials)	519,341
16,814	Deutsche Post AG (Registered) (Transportation)	245,150
16,469	E.ON AG (Utilities)	442,822
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	681,081
1,389	Hochtief AG (Capital Goods)	82,931
54,681	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	317,008
2,327	Metro AG (Food & Staples Retailing)	118,727
2,354	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	295,575
3,517	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	150,361
17,781	RWE AG (Utilities)	1,163,516
3,224	SAP AG (Software & Services)	143,362
10,631	Siemens AG (Registered) (Capital Goods)	950,834
87,749	TUI AG (Consumer Services)*	771,093

		8,286,564

Hong Kong – 2.4%
1,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	7,769
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	138,925
18,000	Cheung Kong Holdings Ltd. (Real Estate)	207,734
27,000	CLP Holdings Ltd. (Utilities)	195,428
28,367	Esprit Holdings Ltd. (Retailing)	152,369
9,000	Hang Lung Properties Ltd. (Real Estate)	34,424
5,300	Hang Seng Bank Ltd. (Banks)	70,863
26,400	Hong Kong & China Gas Co. Ltd. (Utilities)	65,281
31,000	Hong Kong Electric Holdings Ltd. (Utilities)	184,645
9,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	143,488
37,000	Hutchison Whampoa Ltd. (Capital Goods)	227,701
68,399	Hysan Development Co. Ltd. (Real Estate)	193,355
4,000	Li & Fung Ltd. (Retailing)	17,896
146,193	New World Development Ltd. (Real Estate)	237,337
23,798	Noble Group Ltd. (Capital Goods)	28,764
44,894	NWS Holdings Ltd. (Capital Goods)	81,143
7,500	Orient Overseas International Ltd. (Transportation)*	53,613
12,800	Sands China Ltd. (Consumer Services)*	18,918
4,000	Sun Hung Kai Properties Ltd. (Real Estate)	54,704
33,000	Swire Pacific Ltd. Class A (Real Estate)	374,591
3,000	Television Broadcasts Ltd. (Media)	13,911
27,151	The Link Real Estate Investment Trust (REIT)	67,372
7,000	The Wharf (Holdings) Ltd. (Real Estate)	33,912
23,000	Wheelock & Co. Ltd. (Real Estate)	64,840
3,000	Wing Hang Bank Ltd. (Banks)	29,290
43,200	Wynn Macau Ltd. (Consumer Services)*	70,448
20,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	63,629

		2,832,350

Ireland – 0.6%
10,458	James Hardie Industries SE (Materials)*	54,155
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	662,878

		717,033

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Israel – 0.8%
17,935	Bank Hapoalim BM (Banks)*	$64,598
17,062	Bank Leumi Le-Israel BM (Banks)*	60,798
11,256	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	24,605
3,859	Discount Investment Corp. (Capital Goods)	61,042
2,732	Israel Chemicals Ltd. (Materials)	28,461
3,997	Makhteshim-Agan Industries Ltd. (Materials)	13,338
482	Mizrahi Tefahot Bank Ltd. (Banks)*	3,507
2,281	Partner Communications Co. Ltd. (Telecommunication Services)	35,012
12,264	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	637,605
30	The Israel Corp. Ltd. (Materials)*	18,604

		947,570

Italy – 2.4%
22,183	Eni SpA (Energy)	407,193
3,903	Exor SpA (Diversified Financials)	65,618
18,198	Fiat SpA (Automobiles & Components)	186,923
74,015	Intesa Sanpaolo SpA (Banks)	194,933
29,075	Italcementi SpA (Materials)	220,895
495,162	Parmalat SpA (Food, Beverage & Tobacco)	1,150,918
3,299	Prysmian SpA (Capital Goods)	47,347
433,462	Telecom Italia SpA (Telecommunication Services)	478,695

		2,752,522

Japan – 22.0%
1,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	34,999
8,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	72,377
72,000	Amada Co. Ltd. (Capital Goods)	473,274
24,000	Asahi Glass Co. Ltd. (Capital Goods)	225,356
15,000	Asahi Kasei Corp. (Materials)	78,365
27,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	918,057
19,900	Brother Industries Ltd. (Technology Hardware & Equipment)	206,587
25,700	Canon, Inc. (Technology Hardware & Equipment)	957,825
111	Central Japan Railway Co. (Transportation)	916,510
9,800	Credit Saison Co. Ltd. (Diversified Financials)	102,567
56,400	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	431,852
11,700	Daito Trust Construction Co. Ltd. (Real Estate)	662,555
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	134,942
6,700	Denso Corp. (Automobiles & Components)	185,181
3,100	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	47,627
55,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	158,363
59,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	316,068
209	Fuji Media Holdings, Inc. (Media)	300,057
20,000	Fujitsu Ltd. (Technology Hardware & Equipment)	125,017
52,000	Fukuoka Financial Group, Inc. (Banks)	216,457
1,500	Hitachi Chemical Co. Ltd. (Materials)	27,867
111,000	Hitachi Ltd. (Technology Hardware & Equipment)*	403,186
79,800	Honda Motor Co. Ltd. (Automobiles & Components)	2,343,953
7	Japan Real Estate Investment Corp. (REIT)	57,019
34	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	105,777
6,900	JFE Holdings, Inc. (Materials)	213,465
85	Jupiter Telecommunications Co. Ltd. (Media)	81,379
107,420	JX Holdings, Inc. (Energy)*	530,934
19,000	Kaneka Corp. (Materials)	110,224
4,700	Kao Corp. (Household & Personal Products)	110,586
33,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	134,189
12,000	Keisei Electric Railway Co. Ltd. (Transportation)	67,091
7,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	72,152
18,000	Kubota Corp. (Capital Goods)	138,066
6,000	Kyocera Corp. (Technology Hardware & Equipment)	485,738
11,900	Kyushu Electric Power Co., Inc. (Utilities)	266,889
600	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	27,395
7,900	Marui Group Co. Ltd. (Retailing)	53,214
6,000	Minebea Co. Ltd. (Capital Goods)	33,238
12,900	Mitsubishi Corp. (Capital Goods)	266,881
16,000	Mitsubishi Electric Corp. (Capital Goods)	124,879

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	$38,790
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	152,361
3,020	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	101,872
19,000	Mitsui & Co. Ltd. (Capital Goods)	221,650
95,000	Mitsui Chemicals, Inc. (Materials)	265,500
41,000	Mitsui OSK Lines Ltd. (Transportation)	271,078
6,400	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	136,981
9,100	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	154,375
76,000	NEC Corp. (Technology Hardware & Equipment)	197,286
10,000	NGK Insulators Ltd. (Capital Goods)	155,750
11	Nippon Building Fund, Inc. (REIT)	87,280
145,000	Nippon Express Co. Ltd. (Transportation)	653,381
3,000	Nippon Paper Group, Inc. (Materials)	83,038
50,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	122,321
32,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,315,769
4,000	Nissan Chemical Industries Ltd. (Materials)	44,700
87,200	Nissan Motor Co. Ltd. (Automobiles & Components)*	607,651
38,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	429,069
8,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	76,684
30,000	NKSJ Holdings, Inc. (Insurance)*	179,494
9	Nomura Real Estate Office Fund, Inc. (REIT)	44,805
8,000	NTN Corp. (Capital Goods)	32,749
16	NTT Data Corp. (Software & Services)	59,059
4,600	Omron Corp. (Technology Hardware & Equipment)	100,277
87,000	Osaka Gas Co. Ltd. (Utilities)	313,806
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	88,465
34,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	433,552
5,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	348,285
24,000	Sapporo Hokuyo Holdings, Inc. (Banks)	105,862
3,700	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	53,149
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	93,568
43,000	Sekisui House Ltd. (Consumer Durables & Apparel)	367,758
42	Seven Bank Ltd. (Banks)	76,230
21,000	Sharp Corp. (Consumer Durables & Apparel)	221,521
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	102,290
16,800	Sony Corp. (Consumer Durables & Apparel)	448,107
5,200	Stanley Electric Co. Ltd. (Automobiles & Components)	86,114
57,000	Sumitomo Chemical Co. Ltd. (Materials)	220,600
43,500	Sumitomo Corp. (Capital Goods)	434,435
18,300	Sumitomo Electric Industries Ltd. (Capital Goods)	213,267
15,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	88,013
12,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	345,289
8,000	Suruga Bank Ltd. (Banks)	72,607
5,350	T&D Holdings, Inc. (Insurance)	114,396
17,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	730,195
55,000	The Bank of Yokohama Ltd. (Banks)	251,596
5,000	The Japan Steel Works, Ltd. (Capital Goods)	43,950
68,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	346,199
16,000	Tokio Marine Holdings, Inc. (Insurance)	420,638
6,000	Tokuyama Corp. (Materials)	26,409
64,000	Tokyo Gas Co. Ltd. (Utilities)	292,169
12,600	Tokyo Steel Manufacturing Co. Ltd. (Materials)	145,660
22,000	Tokyo Tatemono Co. Ltd. (Real Estate)	67,798
94,000	Tokyu Land Corp. (Real Estate)	328,592
4,300	Toyo Seikan Kaisha Ltd. (Materials)	62,746
2,000	Toyota Motor Corp. (Automobiles & Components)	68,717
1,760	USS Co. Ltd. (Retailing)	125,724
68	West Japan Railway Co. (Transportation)	248,667
10,800	Yamaha Corp. (Consumer Durables & Apparel)	110,279
10,900	Yamaha Motor Co. Ltd. (Automobiles & Components)*	144,101
4,500	Yamato Kogyo Co. Ltd. (Materials)	112,164

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

28,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	$178,889

		25,681,885

Luxembourg – 0.5%
13,901	ArcelorMittal (Materials)	372,850
1,935	Millicom International Cellular SA SDR (Telecommunication Services)	157,008

		529,858

Netherlands – 5.1%
25,745	Aegon NV (Insurance)*	136,753
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)	47,004
10,979	European Aeronautic Defence & Space Co. NV (Capital Goods)*	224,057
2,133	Koninklijke Boskalis Westminster NV (Capital Goods)	82,876
39,634	Koninklijke DSM NV (Materials)	1,575,530
33,172	Koninklijke Philips Electronics NV (Capital Goods)	990,584
3,279	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	63,793
57,291	Royal Dutch Shell PLC Class A (Energy)	1,440,162
46,797	Royal Dutch Shell PLC Class B (Energy)	1,131,116
12,075	Unilever NV CVA (Food, Beverage & Tobacco)	329,759

		6,021,634

New Zealand – 0.1%
69,746	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	89,817

Norway – 0.5%
12,000	Statoil ASA (Energy)	231,178
25,400	Telenor ASA (Telecommunication Services)	319,972

		551,150

Portugal – 0.2%
70,544	EDP - Energias de Portugal SA (Utilities)	209,942

Singapore – 1.6%
33,000	Ascendas Real Estate Investment Trust (REIT)	42,617
14,000	CapitaMall Trust (REIT)	18,252
14,000	City Developments Ltd. (Real Estate)	110,201
10,000	ComfortDelGro Corp. Ltd. (Transportation)	10,371
35,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	36,818
33,000	DBS Group Holdings Ltd. (Banks)	320,261
54,000	Fraser and Neave Ltd. (Capital Goods)	197,463
231,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	86,855
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	106,403
12,000	Keppel Corp. Ltd. (Capital Goods)	72,451
2,400	K-Green Trust (Diversified Financials)*	1,801
7,000	Neptune Orient Lines Ltd. (Transportation)*	9,887
37,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	239,196
10,000	Singapore Airlines Ltd. (Transportation)	103,691
1,000	Singapore Exchange Ltd. (Diversified Financials)	5,244
27,000	Singapore Press Holdings Ltd. (Media)	72,679
73,000	Singapore Telecommunications Ltd. (Telecommunication Services)	157,820
14,000	StarHub Ltd. (Telecommunication Services)	22,509
10,000	United Overseas Bank Ltd. (Banks)	139,119
12,000	UOL Group Ltd. (Real Estate)	32,320
1,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,091
60,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	57,229

		1,847,278

Spain – 3.0%
87,145	Banco Bilbao Vizcaya Argentaria SA (Banks)	897,849
35,121	Banco Popular Espanol SA (Banks)	178,008
176,488	Banco Santander SA (Banks)	1,850,686
15,840	Repsol YPF SA (Energy)	319,653
17,449	Telefonica SA (Telecommunication Services)	323,237

		3,569,433

Sweden – 3.1%
14,106	Alfa Laval AB (Capital Goods)(a)	183,185
109,027	Nordea Bank AB (Banks)	899,054
18,930	Skanska AB Class B (Capital Goods)	273,872
21,739	SKF AB Class B (Capital Goods)	390,154
23,335	Svenska Handelsbanken AB Class A (Banks)	570,865
18,979	Swedbank AB Class A (Banks)*	174,164
12,500	Swedish Match AB (Food, Beverage & Tobacco)	273,154
138,955	TeliaSonera AB (Telecommunication Services)	892,876

		3,657,324

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Switzerland – 7.4%
87,050	ABB Ltd. (Registered) (Capital Goods)*	$1,515,593
5,258	Adecco SA (Registered) (Commercial & Professional Services)	250,842
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	822,813
12,375	Credit Suisse Group AG (Registered) (Diversified Financials)	465,266
65,078	GAM Holding Ltd. (Diversified Financials)*	703,267
46,614	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,247,673
26,486	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,283,594
6,431	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	885,174
501	Syngenta AG (Registered) (Materials)	115,739
1,077	Synthes, Inc. (Health Care Equipment & Services)	123,834
17,099	UBS AG (Registered) (Diversified Financials)*	226,524

		8,640,319

United Kingdom – 17.8%
13,898	Anglo American PLC (Materials)*	484,279
44,702	Associated British Foods PLC (Food, Beverage & Tobacco)	647,360
41,241	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,944,342
158,938	BAE Systems PLC (Capital Goods)	739,732
113,083	Barclays PLC (Banks)	451,371
3,301	BG Group PLC (Energy)	49,095
55,565	BHP Billiton PLC (Materials)	1,440,720
44,681	BP PLC ADR (Energy)(b)	1,290,387
16,366	Compass Group PLC (Consumer Services)	124,504
34,774	Eurasian Natural Resources Corp. PLC (Materials)	442,494
33,797	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,149,436
44,515	Hammerson PLC (REIT)	226,925
57,068	HSBC Holdings PLC (Banks)	521,357
63,986	International Power PLC (Utilities)	285,824
13,609	Investec PLC (Diversified Financials)	91,576
152,677	J Sainsbury PLC (Food & Staples Retailing)	728,463
45,375	Kingfisher PLC (Retailing)	142,140
271,179	Legal & General Group PLC (Insurance)	316,070
317,734	Lloyds Banking Group PLC (Banks)*	250,841
80,569	Man Group PLC (Diversified Financials)	267,078
23,570	National Grid PLC (Utilities)	172,084
158,767	Old Mutual PLC (Insurance)	243,080
3,109	Reckitt Benckiser Group PLC (Household & Personal Products)	144,613
12,278	Rexam PLC (Materials)	55,233
15,871	Rio Tinto PLC (Materials)	696,965
655,075	Royal Bank of Scotland Group PLC (Banks)*	398,954
3,820	Scottish & Southern Energy PLC (Utilities)	63,619
8,708	Severn Trent PLC (Utilities)	159,821
81,914	Standard Chartered PLC (Banks)	1,994,640
16,028	Tesco PLC (Food & Staples Retailing)	90,420
154,538	Thomas Cook Group PLC (Consumer Services)	409,043
134,037	Tomkins PLC (Capital Goods)	450,188
125,127	TUI Travel PLC (Consumer Services)	389,294
1,563	Unilever PLC (Food, Beverage & Tobacco)	41,782
5,597	Vedanta Resources PLC (Materials)	175,854
83,203	Vodafone Group PLC ADR (Telecommunication Services)(b)	1,719,806
351,475	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,388,868
68,725	WPP PLC (Media)	647,423

		20,835,681

TOTAL COMMON STOCKS
(Cost $93,276,855)		$110,415,423

Shares	Rate	Value

Short-term Investment(c) – 3.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
3,477,017	0.067%	$3,477,017
(Cost $3,477,017)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $96,753,872)		$113,892,440

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c)(d) – 1.2%

Boston Global Investment Trust – Enhanced Portfolio II
1,387,530	1.001%	$1,388,917
(Cost $1,385,073)

TOTAL INVESTMENTS – 98.6%
(Cost $98,138,945)		$115,281,357

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		1,649,776

NET ASSETS – 100.0%		$116,931,133

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	80	September 2010	$2,512,223	$(160,721)
FTSE 100 Index	16	September 2010	1,166,713	(81,676)
Hang Seng Index	1	July 2010	128,928	(3,806)
MSCI Singapore Index	1	July 2010	48,038	175
SPI 200 Index	5	September 2010	448,442	(30,145)
TSE TOPIX Index	12	September 2010	1,138,042	(51,035)

TOTAL				$(327,208)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

Assets:

Investments in securities of unaffiliated issuers, at value (identified cost $346,371,990, $162,780,247, $266,110,241 and $96,753,872, respectively)(a)	$299,809,308	$145,961,347	$232,587,872	$113,892,440
Investments in affiliated securities lending reinvestment vehicle, at value (identified cost $0, $0, $3,588,480 and $1,385,073, respectively)	—	—	3,654,254	1,388,917
Cash	1,950	—	—	—
Foreign currencies, at value (identified cost $0, $9,065,479, $0 and $2,549,643, respectively)	—	9,239,859	—	2,592,990
Receivables:
Fund shares sold	2,019,267	2,461,774	632,082	249,620
Dividends, at value	593,814	489,081	169,189	270,332
Investment securities sold, at value	—	2,230,453	—	—
Foreign tax reclaims, at value	—	115,809	—	76,543
Reimbursement from investment adviser	—	—	12,824	20,524
Securities lending income	—	—	2,369	11,970
Other assets	1,750	812	1,442	761

Total assets	302,426,089	160,499,135	237,060,032	118,504,097

Liabilities:

Payables:
Fund shares redeemed	2,915,493	644,992	92,658	8,022
Written options, at value (premiums received $3,451,358, $1,731,560, $0 and $0, respectively)	1,330,360	734,497	—	—
Amounts owed to affiliates	272,516	134,156	174,924	101,589
Due to broker — variation margin, at value	89,610	24,260	46,080	24,517
Investment securities purchased, at value	—	12,301,251	—	—
Payable upon return of securities loaned	—	—	3,837,100	1,336,551
Accrued expenses and other liabilities	66,578	111,655	216,313	102,285

Total liabilities	4,674,557	13,950,811	4,367,075	1,572,964

Net Assets:

Paid-in capital	387,918,467	168,063,217	330,395,766	169,974,925
Accumulated undistributed (distributions in excess of) net investment income	2,186	(287,567)	1,459,158	1,501,271
Accumulated net realized loss from investment, futures, written options and foreign currency related transactions	(44,969,427)	(5,536,579)	(65,253,348)	(71,447,685)
Net unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	(45,199,694)	(15,690,747)	(33,908,619)	16,902,622

NET ASSETS	$297,751,532	$146,548,324	$232,692,957	$116,931,133

Net Assets:
Class A	$136,484,970	$97,109,947	$79,242,656	$55,964,622
Class B	—	—	1,458,536	—
Class C	8,550,943	1,042,506	8,673,536	18,821
Institutional	152,715,619	48,395,871	143,276,926	60,947,690
Service	—	—	41,303	—

Total Net Assets	$297,751,532	$146,548,324	$232,692,957	$116,931,133

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	17,384,645	14,468,477	9,888,863	8,794,631
Class B	—	—	188,337	—
Class C	1,088,594	157,993	1,126,231	2,972
Institutional	19,484,082	7,299,793	17,567,202	9,564,103
Service	—	—	5,112	—

Net asset value, offering and redemption price per share:(b)
Class A	$7.85	$6.71	$8.01	$6.36
Class B	—	—	7.74	—
Class C	7.86	6.60	7.70	6.33
Institutional	7.84	6.63	8.16	6.37
Service	—	—	8.08	—

(a)	Includes loaned securities having a market value of $3,691,658 and $1,264,583 for the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds is $8.31, $7.10, $8.48 and $6.73, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

Investment income:

Dividends (net of foreign taxes withheld of $0, $301,628, $0 and $236,911, respectively)	$4,652,805	$3,103,503	$2,411,413	$2,338,842
Securities lending income — affiliated issuer	—	—	20,729	81,503

Total investment income	4,652,805	3,103,503	2,432,142	2,420,345

Expenses:

Management fees	1,171,434	537,578	856,544	525,431
Distribution and Service fees(a)	226,156	114,319	170,983	81,503
Transfer Agent fees(a)	177,169	93,040	124,272	73,592
Professional fees	36,830	61,565	41,447	63,356
Printing and mailing costs	21,290	12,625	20,676	13,943
Registration fees	17,606	12,540	37,533	20,767
Custody and accounting fees	12,269	52,427	16,316	48,332
Trustee fees	9,893	9,659	9,823	9,675
Service share fees — Service Plan	—	—	56	—
Service share fees — Shareholder Administration Plan	—	—	56	—
Other	6,927	3,235	6,384	5,803

Total expenses	1,679,574	896,988	1,284,090	842,402

Less — expense reductions	(20,464)	(116,149)	(188,599)	(177,953)

Net expenses	1,659,110	780,839	1,095,491	664,449

NET INVESTMENT INCOME	2,993,695	2,322,664	1,336,651	1,755,896

Realized and unrealized gain (loss) from investment, futures, written options and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions — unaffiliated issuers	31,964,407	646,205	34,495,277	1,333,164
Securities lending reinvestment vehicle transactions — affiliated issuer	—	—	30,765	4,043
Futures transactions	308,507	(781,975)	92,421	(108,673)
Written options	2,009,599	1,717,651	—	—
Foreign currency related transactions	—	(1,146,077)	—	(115,597)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(52,683,792)	(23,856,553)	(53,556,940)	(20,571,206)
Securities lending reinvestment vehicle — affiliated issuer	—	—	(30,765)	(4,043)
Futures	(764,924)	(192,518)	(475,910)	(389,403)
Written options	2,442,033	1,313,408	—	—
Translation of asset and liabilities denominated in foreign currencies	—	112,582	—	14,719

Net realized and unrealized loss from investment, futures, written options and foreign currency related transactions	(16,724,170)	(22,187,277)	(19,445,152)	(19,836,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,730,475)	$(19,864,613)	$(18,108,501)	$(18,081,100)

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
U.S. Equity Dividend and Premium	$179,486	$—	$46,670	$136,410	$—	$8,867	$31,892	$—
International Equity Dividend and Premium	109,653	—	4,666	83,337	—	887	8,816	—
Structured Tax-Managed Equity	110,286	9,630	51,067	83,879	1,830	9,704	28,850	9
Structured International Tax-Managed Equity	81,422	—	81	61,881	—	15	11,696	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	U.S. Equity Dividend
	and Premium Fund
	For the
	Six Months Ended	For the
	June 30, 2010	Fiscal Year Ended
	(Unaudited)	December 31, 2009

From operations:

Net investment income	$2,993,695	$4,749,820
Net realized gain (loss) from investment, futures, written options and foreign currency related transactions	34,282,513	8,977,738
Net change in unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	(51,006,683)	39,943,188

Net increase (decrease) in net assets resulting from operations	(13,730,475)	53,670,746

Distributions to shareholders:

From net investment income
Class A Shares	(1,284,772)	(2,225,123)
Class B Shares	—	—
Class C Shares	(46,920)	(88,029)
Institutional Shares	(1,766,085)	(2,453,473)
Service Shares	—	—

Total distributions to shareholders	(3,097,777)	(4,766,625)

From share transactions:

Proceeds from sales of shares	73,766,438	133,002,571
Reinvestment of distributions	1,788,497	2,798,058
Cost of shares redeemed	(57,300,777)	(87,318,563)

Net increase (decrease) in net assets resulting from share transactions	18,254,158	48,482,066

TOTAL INCREASE (DECREASE)	1,425,906	97,386,187

Net assets:

Beginning of period	296,325,626	198,939,439

End of period	$297,751,532	$296,325,626

Accumulated undistributed (distributions in excess of) net investment income	$2,186	$106,268

(a)	Net of $3,855 of redemption fees remitted to the International Equity Dividend and Premium Fund.
(b)	Net of $14,808 and $1,358 of redemption fees remitted to the International Equity Dividend and Premium, and Structured International Tax-Managed Equity Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

International Equity Dividend						Structured International
and Premium Fund				Structured Tax-Managed Equity Fund		Tax-Managed Equity Fund
For the				For the		For the
Six Months Ended		For the		Six Months Ended	For the	Six Months Ended	For the
June 30, 2010		Fiscal Year Ended		June 30, 2010	Fiscal Year Ended	June 30, 2010	Fiscal Year Ended
(Unaudited)		December 31, 2009		(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009

$2,322,664		$816,566		$1,336,651	$3,167,151	$1,755,896	$2,095,786

435,804		620,706		34,618,463	32,432,915	1,112,937	(10,817,135)

(22,623,081)		10,204,348		(54,063,615)	6,850,898	(20,949,933)	32,299,520

(19,864,613)		11,641,620		(18,108,501)	42,450,964	(18,081,100)	23,578,171

(1,532,347)		(394,713)		—	(1,055,086)	—	(1,295,532)
—		—		—	(5,845)	—	—
(12,838)		(2,838)		—	(50,956)	—	(76)
(856,267)		(478,397)		—	(2,156,483)	—	(1,054,473)
—		—		—	(448)	—	—

(2,401,452)		(875,948)		—	(3,268,818)	—	(2,350,081)

76,223,151		82,429,091		49,616,966	100,137,461	26,160,647	61,570,523
1,845,829		659,945		—	2,941,857	—	2,274,078
(13,712,807	)(a)	(11,367,457	)(b)	(35,934,001)	(104,136,733)	(21,783,922)	(44,014,379	)(b)

64,356,173		71,721,579		13,682,965	(1,057,415)	4,376,725	19,830,222

42,090,108		82,487,251		(4,425,536)	38,124,731	(13,704,375)	41,058,312

104,458,216		21,970,965		237,118,493	198,993,762	130,635,508	89,577,196

$146,548,324		$104,458,216		$232,692,957	$237,118,493	$116,931,133	$130,635,508

$(287,567)		$(208,779)		$1,459,158	$122,507	$1,501,271	$(254,625)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

U.S. Equity Dividend and Premium, International Equity Dividend and Premium, and Structured International Tax-Managed Equity	A, C and Institutional	Diversified

Structured Tax-Managed Equity	A, B, C, Institutional and Service	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class B Shares are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Effective November 2, 2009, Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds). Class C Shares are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Shares and Service Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM by taking into consideration market or security specific information as discussed below.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.
In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily.

D. Redemption Fees — All classes of the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to a Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of a Fund on a pro-rata basis at the time of payment.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Fund	Declared/Paid	Declared/Paid

U.S. Equity Dividend and Premium, and International Equity Dividend and Premium	Quarterly	Annually

Structured Tax-Managed Equity and Structured International Tax-Managed Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Funds’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

F. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

G. Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

H. Options — The Funds may write covered call and put options and purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written call options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining or relatively flat markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and paid monthly, equal to an annual percentage rate of the Funds’ average daily net assets.
For the six months ended June 30, 2010, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net
	First	Next	Next	Next	Over	Effective	Management
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate	Rate

U.S. Equity Dividend and Premium	0.75%	0.68%	0.65%	0.64%	0.63%	0.75%	0.75%

International Equity Dividend and Premium	0.81	0.73	0.69	0.68	0.67	0.81	0.81

Structured Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.70	0.65	*

Structured International Tax-Managed Equity	0.85	0.77	0.73	0.72	0.71	0.85	0.81	*

*	GSAM agreed to waive a portion of its management fee in order to achieve the effective net management rate.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C

Distribution Plan	0.25%	0.75%	0.75%

Service Plan	—	0.25	0.25

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs also serves as distributor of the shares of the Funds pursuant to a Distribution Agreement and may retain a portion of the Class A front end sales charge and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2010, Goldman Sachs advised that it retained the following approximate amounts:

	Front End		Contingent Deferred
	Sales Charge		Sales Charge
Fund	Class A		Class B	Class C

U.S. Equity Dividend and Premium	$500		N/A	$—

International Equity Dividend and Premium	400		N/A	—

Structured Tax-Managed Equity	1,200		$—	—

Structured International Tax-Managed Equity	—	*	N/A	—

*	Amount rounds to less than $100.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.

E. Service Plan and Shareholder Administration Plan — The Trust, on behalf of the Structured Tax-Managed Equity Fund, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

F. Other Agreements — GSAM has agreed to limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expenses reimbursement, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expenses limitations for the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds as an annual percentage rate of average daily net assets are 0.054%, 0.054%, 0.004% and 0.014%, respectively. Additionally, the Funds have entered into certain offset arrangements with the transfer agent resulting in a reduction of the Funds’ expenses.
For the six months ended June 30, 2010, these expense reductions, including any fee waivers and Other Expenses reimbursement, were as follows (in thousands):

	Management	Other Expenses	Total Expense
Fund	Fee Waiver	Reimbursement	Reductions

U.S. Equity Dividend and Premium	$—	$20	$20

International Equity Dividend and Premium	—	116	116

Structured Tax-Managed Equity	61	128	189

Structured International Tax-Managed Equity	25	153	178

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2010, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Distribution
	Management	and Service	Transfer	Over Expenses
Fund	Fees	Fees	Agent Fees	Reimbursement		Total

U.S. Equity Dividend and Premium	$193	$37	$29	$14		$273

International Equity Dividend and Premium	96	21	17	—	*	134

Structured Tax-Managed Equity	128	26	21	—		175

Structured International Tax-Managed Equity	79	12	11	—		102

*	Amount rounds to less than $500.

G. Line of Credit Facility — As of June 30, 2010, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2010, the Funds did not have any borrowings under the facility. Prior to May 11, 2010, the amount available through the facility was $660,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2010, Goldman Sachs earned approximately $3,700, $11,500, $2,800 and $3,400 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2010, the following Goldman Sachs Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

	Goldman Sachs	Goldman Sachs
	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
Fund	Portfolio	Portfolio

U.S. Equity Dividend and Premium	13%	—%

International Equity Dividend and Premium	13	—

Structured Tax-Managed Equity	—	56

Structured International Tax-Managed Equity	—	47

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:

U.S. Equity Dividend and Premium

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$287,266,860	$—	$—
Short-term Investment	12,542,448	—	—

Total	$299,809,308	$—	$—

Liabilities
Derivatives	$(2,088,370)	$—	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

International Equity Dividend and Premium

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$8,121,870	$134,461,688	(a)	$—
Short-term Investment	3,377,789	—		—

Total	$11,499,659	$134,461,688		$—

Liabilities
Derivatives	$(772,912)	$—		$—

Structured Tax-Managed Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$225,580,102	$—	$—
Short-term Investment	7,007,770	—	—
Securities Lending Reinvestment Vehicle	—	3,654,254	—

Total	$232,587,872	$3,654,254	$—

Liabilities
Derivatives	$(452,024)	$—	$—

Structured International Tax-Managed Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$4,797,235	$105,618,188	(a)	$—
Short-term Investment	3,477,017	—		—
Securities Lending Reinvestment Vehicle	—	1,388,917		—
Derivatives	175	—		—

Total	$8,274,427	$107,007,105		$—

Liabilities
Derivatives	$(327,383)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

5. INVESTMENTS IN DERIVATIVES

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Statements of			Statements of
		Assets and Liabilities			Assets and Liabilities
Fund	Risk	Location	Assets		Location	Liabilities

U.S. Equity Dividend and Premium	Equity	—	$—		Due to broker-variation margin, at value/ Payables for written options, at value	$(2,088,370	)(a)

International Equity Dividend and Premium	Equity	—	—		Due to broker-variation margin, at value/ Payables for written options, at value	(772,912	)(a)

Structured Tax-Managed Equity	Equity	—	—		Due to broker-variation margin, at value	(452,024	)(a)

Structured International Tax-Managed Equity	Equity	Due from broker-variation margin, at value	175	(a)	Due to broker-variation margin, at value	(327,383	)(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

5. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended June 30, 2010. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains (losses) on derivative contracts may offset (losses) gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

		Statements of		Net Change in	Average
		Operations	Net Realized	Unrealized	Number of
Fund	Risk	Location	Gain (loss)	Gain (loss)	Contracts(a)

U.S. Equity Dividend and Premium	Equity	Net realized gain (loss) from futures transactions and written options/Net change in unrealized gain (loss) on futures and written options	$2,318,106	$1,677,109	1,212

International Equity Dividend and Premium	Equity	Net realized gain (loss) from futures transactions and written options/Net change in unrealized gain (loss) on futures and written options	935,676	1,120,890	1,087

Structured Tax-Managed Equity	Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	92,421	(475,910)	95

Structured International Tax-Managed Equity	Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	(108,673)	(389,403)	71

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2010.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2010, were as follows:

Fund	Purchases	Sales

U.S. Equity Dividend and Premium	$277,555,070	$260,297,091

International Equity Dividend and Premium	96,720,888	24,486,674

Structured Tax-Managed Equity	254,689,224	248,499,677

Structured International Tax-Managed Equity	57,401,431	54,768,496

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

7. SECURITIES LENDING (continued)

Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended June 30, 2010, are reported under Investment Income on the Statements of Operations. The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the six months ended June 30, 2010:

	For the Six Months		As of
	Ended June 30, 2010		June 30, 2010

Amounts Payable to
	Earnings of GSAL	Amounts Received by	Goldman Sachs
	Relating to	the Funds from Lending	Upon Return of
Fund	Securities Loaned	to Goldman Sachs	Securities Loaned

Structured Tax-Managed Equity	$2,295	$1,616	$1,323,000

Structured International Tax-Managed Equity	9,056	25,793	1,053,033

The following table provides information about the Funds’ investment in the Enhanced Portfolio II for the six months ended June 30, 2010 (in thousands):

	Number of			Number of
	Shares Held	Shares	Shares	Shares Held End	Value at End
Fund	Beginning of Period	Bought	Sold	of Period	of Period

Structured Tax-Managed Equity	12,193	20,075	(28,617)	3,651	$3,654

Structured International Tax-Managed Equity	6,757	26,895	(32,264)	1,388	1,389

8. TAX INFORMATION

As of the most recent fiscal year end, December 31, 2009, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Capital loss carryforward:(1)
Expiring 2010	$—	$—	$(20,748,975)	$—
Expiring 2011	—	—	(209,608)	—
Expiring 2015	—	—	(19,869,694)	—
Expiring 2016	(23,356,728)	(4,489,523)	(51,457,820)	(41,184,780)
Expiring 2017	(48,052,277)	(1,132,568)	—	(31,365,562)

Total capital loss carryforward	$(71,409,005)	$(5,622,091)	$(92,286,097)	$(72,550,342)

Timing differences (post-October losses)	$(6,348,351)	$(246,024)	$(7,751,773)	$(33,879)

(1)	Expiration occurs on December 31 of the year indicated.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2010, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Tax cost	$348,180,695	$163,130,917	$269,508,363	$98,427,870

Gross unrealized gain	1,556,780	2,327,543	1,850,880	19,490,023
Gross unrealized loss	(49,928,167)	(19,497,113)	(35,117,117)	(2,636,536)

Net unrealized security gain (loss)	$(48,371,387)	$(17,169,570)	$(33,266,237)	$16,853,487

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts, and differences related to the tax treatment of Passive Foreign Investment Company and partnership investments.

9. OTHER RISKS

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Funds’ Shareholder Concentration Risk — Certain Goldman Sachs Fund of Funds Portfolios may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	U.S. Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,962,522	$33,559,995	6,907,062	$48,999,621
Reinvestment of distributions	96,042	792,747	203,154	1,469,186
Shares redeemed	(3,486,016)	(29,327,170)	(7,081,546)	(50,481,516)

	572,548	5,025,572	28,670	(12,709)

Class C Shares
Shares sold	93,609	795,888	392,587	2,749,676
Reinvestment of distributions	3,833	31,657	6,991	51,916
Shares redeemed	(159,332)	(1,354,349)	(497,906)	(3,339,965)

	(61,890)	(526,804)	(98,328)	(538,373)

Institutional Shares
Shares sold	4,710,401	39,410,555	11,249,077	81,253,274
Reinvestment of distributions	116,830	964,093	172,799	1,276,956
Shares redeemed	(3,160,281)	(26,619,258)	(4,574,689)	(33,497,082)

	1,666,950	13,755,390	6,847,187	49,033,148

NET INCREASE	2,177,608	$18,254,158	6,777,529	$48,482,066

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	International Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,847,466	$51,828,546	8,132,847	$58,661,081
Reinvestment of distributions	171,674	1,196,981	39,708	278,988
Shares redeemed	(1,162,727)	(8,608,335)	(1,081,838)	(6,273,209)

	5,856,413	44,417,192	7,090,717	52,666,860

Class C Shares
Shares sold	45,617	328,275	115,598	783,372
Reinvestment of distributions	1,893	12,838	418	2,839
Shares redeemed	(5,239)	(39,018)	(3,892)	(28,205)

	42,271	302,095	112,124	758,006

Institutional Shares
Shares sold	3,279,982	24,066,330	3,366,149	22,984,638
Reinvestment of distributions	91,941	636,010	58,203	378,118
Shares redeemed	(693,760)	(5,065,454)	(750,809)	(5,066,043)

	2,678,163	19,636,886	2,673,543	18,296,713

NET INCREASE	8,576,847	$64,356,173	9,876,384	$71,721,579

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Tax-Managed Equity Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,645,448	$14,514,935	3,239,061	$24,160,854
Shares converted from Class B(a)	29,233	259,869	151,166	1,122,967
Reinvestment of distributions	—	—	119,959	1,012,456
Shares redeemed	(2,308,998)	(20,400,673)	(8,610,418)	(62,718,733)

	(634,317)	(5,625,869)	(5,100,232)	(36,422,456)

Class B Shares
Shares sold	658	5,804	20,682	138,935
Shares converted to Class A(a)	(30,233)	(259,869)	(156,483)	(1,122,967)
Reinvestment of distributions	—	—	555	4,545
Shares redeemed	(51,640)	(445,346)	(337,293)	(2,313,016)

	(81,215)	(699,411)	(472,539)	(3,292,503)

Class C Shares
Shares sold	13,343	112,173	45,840	321,518
Reinvestment of distributions	—	—	5,425	44,214
Shares redeemed	(193,569)	(1,629,991)	(757,339)	(5,330,539)

	(180,226)	(1,517,818)	(706,074)	(4,964,807)

Institutional Shares
Shares sold	3,918,533	34,978,054	10,246,249	75,491,043
Reinvestment of distributions	—	—	219,413	1,880,369
Shares redeemed	(1,509,657)	(13,449,202)	(4,526,574)	(33,734,995)

	2,408,876	21,528,852	5,939,088	43,636,417

Service Shares
Shares sold	691	6,000	3,523	25,111
Reinvestment of distributions	—	—	32	273
Shares redeemed	(1,029)	(8,789)	(5,606)	(39,450)

	(338)	(2,789)	(2,051)	(14,066)

NET INCREASE (DECREASE)	1,512,780	$13,682,965	(341,808)	$(1,057,415)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured International Tax-Managed Equity Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,112,340	$8,227,453	4,889,583	$29,992,202
Reinvestment of distributions	—	—	166,148	1,219,529
Shares redeemed	(2,790,347)	(20,681,732)	(6,436,507)	(38,379,745)

	(1,678,007)	(12,454,279)	(1,380,776)	(7,168,014)

Class C Shares
Shares sold	1,942	13,338	2	14
Reinvestment of distributions	—	—	11	76
Shares redeemed	(4)	(28)	(300)	(1,920)

	1,938	13,310	(287)	(1,830)

Institutional Shares
Shares sold	2,520,998	17,919,856	5,090,131	31,578,307
Reinvestment of distributions	—	—	143,857	1,054,473
Shares redeemed	(147,232)	(1,102,162)	(955,667)	(5,632,714)

	2,373,766	16,817,694	4,278,321	27,000,066

NET INCREASE	697,697	$4,376,725	2,897,258	$19,830,222

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$8.29	$0.07		$(0.44)	$(0.37)	$(0.07)	$—	$—	$(0.07)
2010 - C	8.29	0.04		(0.43)	(0.39)	(0.04)	—	—	(0.04)
2010 - Institutional	8.28	0.09		(0.44)	(0.35)	(0.09)	—	—	(0.09)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	6.86	0.13		1.43	1.56	(0.13)	—	—	(0.13)
2009 - C	6.87	0.08		1.42	1.50	(0.08)	—	—	(0.08)
2009 - Institutional	6.85	0.17		1.42	1.59	(0.16)	—	—	(0.16)

2008 - A	10.34	0.19		(3.46)	(3.27)	(0.19)	(0.02)	—	(0.21)
2008 - C	10.35	0.12		(3.46)	(3.34)	(0.12)	(0.02)	—	(0.14)
2008 - Institutional	10.34	0.23		(3.47)	(3.24)	(0.23)	(0.02)	—	(0.25)

2007 - A	10.97	0.29	(d)	0.05	0.34	(0.29)	(0.68)	—	(0.97)
2007 - C	10.99	0.20	(d)	0.06	0.26	(0.22)	(0.68)	—	(0.90)
2007 - Institutional	10.97	0.33	(d)	0.06	0.39	(0.34)	(0.68)	—	(1.02)

2006 - A	10.09	0.34	(e)	1.11	1.45	(0.28)	(0.28)	(0.01)	(0.57)
2006 - C	10.09	0.26	(e)	1.10	1.36	(0.17)	(0.28)	(0.01)	(0.46)
2006 - Institutional	10.10	0.40	(e)	1.09	1.49	(0.33)	(0.28)	(0.01)	(0.62)

FOR THE PERIOD ENDED DECEMBER 31,

2005 - A (Commenced August 31, 2005)	10.00	0.13		0.07	0.20	(0.09)	(0.02)	—	(0.11)
2005 - C (Commenced August 31, 2005)	10.00	0.12		0.06	0.18	(0.07)	(0.02)	—	(0.09)
2005 - Institutional (Commenced August 31, 2005)	10.00	0.13		0.09	0.22	(0.10)	(0.02)	—	(0.12)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amounts include income recognized from special dividends which equal $0.05 per share and 0.43% of average net assets.
(e)	Amounts include income recognized from special dividends which equal $0.10 per share and 0.93% of average net assets.

(f)	Total return reflects the impact of payments received for special dividends recorded this year. Excluding such payments, the total return would have been 13.52%, 12.74% and 13.98%, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$7.85	(4.46)%	$136,485	1.24	%(c)	1.25	%(c)	1.73	%(c)	87%
7.86	(4.70)	8,551	1.99	(c)	2.00	(c)	0.98	(c)	87
7.84	(4.27)	152,716	0.84	(c)	0.85	(c)	2.14	(c)	87

8.29	23.03	139,340	1.24		1.30		1.85		125
8.29	21.93	9,540	1.99		2.05		1.10		125
8.28	23.55	147,446	0.84		0.90		2.30		125

6.86	(31.86)	115,172	1.24		1.29		2.12		61
6.87	(32.36)	8,577	1.99		2.04		1.37		61
6.85	(31.65)	75,190	0.84		0.89		2.62		61

10.34	2.99	240,787	1.24		1.26		2.57	(d)	53
10.35	2.19	16,209	1.99		2.01		1.78	(d)	53
10.34	3.39	82,388	0.84		0.86		2.90	(d)	53

10.97	14.53 (f)	181,756	1.24		1.53		3.25	(e)	63
10.99	13.64 (f)	8,201	1.99		2.28		2.48	(e)	63
10.97	14.99 (f)	49,601	0.84		1.13		3.80	(e)	63

10.09	2.02	38,977	1.24	(c)	2.61	(c)	3.98	(c)	21
10.09	1.82	1,031	1.99	(c)	3.20	(c)	3.65	(c)	21
10.10	2.19	3,781	0.82	(c)	3.25	(c)	3.76	(c)	21

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$7.86	$0.13	$(1.17)	$(1.04)	$(0.11)	$—	$(0.11)
2010 - C	7.73	0.09	(1.13)	(1.04)	(0.09)	—	(0.09)
2010 - Institutional	7.76	0.14	(1.14)	(1.00)	(0.13)	—	(0.13)

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2009 - A	6.36	0.09	1.53	1.62	(0.12)	—	(0.12)
2009 - C	6.28	0.02	1.52	1.54	(0.09)	—	(0.09)
2009 - Institutional	6.30	0.14	1.47	1.61	(0.15)	—	(0.15)

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (Commenced January 31, 2008)	10.00	0.18	(3.55)	(3.37)	(0.21)	(0.06)	(0.27)
2008 - C (Commenced January 31, 2008)	10.00	0.15	(3.66)	(3.51)	(0.15)	(0.06)	(0.21)
2008 - Institutional (Commenced January 31, 2008)	10.00	0.31	(3.73)	(3.42)	(0.22)	(0.06)	(0.28)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$6.71	(13.13)%	$97,110	1.30	%(c)	1.47	%(c)	3.38	%(c)	20%
6.60	(13.54)	1,043	2.05	(c)	2.22	(c)	2.44	(c)	20
6.63	(13.01)	48,396	0.90	(c)	1.07	(c)	3.74	(c)	20

7.86	26.17	67,681	1.30		2.09		1.23		98
7.73	25.12	894	2.05		2.84		0.28		98
7.76	26.06	35,883	0.90		1.69		2.07		98

6.36	(34.60)	9,673	1.30	(c)	3.50	(c)	2.71	(c)	130
6.28	(35.82)	23	2.05	(c)	4.25	(c)	2.20	(c)	130
6.30	(34.98)	12,275	0.90	(c)	3.10	(c)	4.05	(c)	130

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment	From	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$8.64	$0.04		$(0.67)	$(0.63)	$—	$—	$—
2010 - B	8.38	0.01		(0.65)	(0.64)	—	—	—
2010 - C	8.33	0.01		(0.64)	(0.63)	—	—	—
2010 - Institutional	8.78	0.06		(0.68)	(0.62)	—	—	—
2010 - Service	8.72	0.03		(0.67)	(0.64)	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	7.20	0.09	(d)	1.45	1.54	(0.10)	—	(0.10)
2009 - B	6.97	0.04	(d)	1.39	1.43	(0.02)	—	(0.02)
2009 - C	6.94	0.04	(d)	1.39	1.43	(0.04)	—	(0.04)
2009 - Institutional	7.31	0.14	(d)	1.47	1.61	(0.14)	—	(0.14)
2009 - Service	7.26	0.09	(d)	1.46	1.55	(0.09)	—	(0.09)

2008 - A	11.50	0.08		(4.31)	(4.23)	(0.07)	—	(0.07)
2008 - B	11.10	—	(e)	(4.13)	(4.13)	—	—	—
2008 - C	11.06	0.01		(4.13)	(4.12)	—	—	—
2008 - Institutional	11.69	0.12		(4.38)	(4.26)	(0.12)	—	(0.12)
2008 - Service	11.49	0.06		(4.29)	(4.23)	—	—	—

2007 - A	11.72	0.08		(0.20)	(0.12)	(0.07)	(0.03)	(0.10)
2007 - B	11.30	(0.01)		(0.19)	(0.20)	—	—	—
2007 - C	11.27	(0.01)		(0.19)	(0.20)	(0.01)	— (e)	(0.01)
2007 - Institutional	11.91	0.13		(0.21)	(0.08)	(0.10)	(0.04)	(0.14)
2007 - Service	11.70	0.07		(0.20)	(0.13)	(0.06)	(0.02)	(0.08)

2006 - A	10.39	0.08		1.32	1.40	(0.07)	—	(0.07)
2006 - B	10.04	—	(e)	1.26	1.26	—	—	—
2006 - C	10.02	—	(e)	1.25	1.25	—	—	—
2006 - Institutional	10.56	0.14		1.31	1.45	(0.10)	—	(0.10)
2006 - Service	10.37	0.07		1.30	1.37	(0.04)	—	(0.04)

2005 - A	9.56	0.04		0.80	0.84	(0.01)	—	(0.01)
2005 - B	9.30	(0.03)		0.77	0.74	—	—	—
2005 - C	9.28	(0.03)		0.77	0.74	—	—	—
2005 - Institutional	9.70	0.09		0.81	0.90	(0.04)	—	(0.04)
2005 - Service	9.54	0.03		0.80	0.83	—	—	—

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from a special dividend which amounted to $0.01 per share.

(e)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$8.01	(7.29)%	$79,243	1.09	%(c)	1.24	%(c)	0.89	%(c)	105%
7.74	(7.64)	1,459	1.84	(c)	1.99	(c)	0.16	(c)	105
7.70	(7.67)	8,674	1.84	(c)	1.99	(c)	0.14	(c)	105
8.16	(6.96)	143,277	0.69	(c)	0.84	(c)	1.29	(c)	105
8.08	(7.34)	41	1.19	(c)	1.34	(c)	0.76	(c)	105

8.64	21.43	90,909	1.09		1.28		1.37		352
8.38	20.48	2,259	1.84		2.03		0.62		352
8.33	20.56	10,887	1.84		2.03		0.63		352
8.78	21.90	133,016	0.69		0.88		1.88		352
8.72	21.41	48	1.19		1.38		1.28		352

7.20	(36.66)	112,426	1.09		1.27		0.81		153
6.97	(37.13)	5,169	1.84		2.02		(0.02)		153
6.94	(37.08)	13,977	1.84		2.02		0.06		153
7.31	(36.34)	67,367	0.69		0.87		1.27		153
7.26	(36.74)	55	1.19		1.37		0.57		153

11.50	(0.92)	241,192	1.10		1.24		0.65		73
11.10	(1.77)	20,010	1.85		1.99		(0.11)		73
11.06	(1.75)	30,008	1.85		1.99		(0.10)		73
11.69	(0.65)	63,913	0.70		0.84		1.05		73
11.49	(1.10)	400	1.20		1.34		0.55		73

11.72	13.34	138,732	1.09		1.32		0.77		90
11.30	12.55	24,820	1.84		2.07		(0.01)		90
11.27	12.48	29,340	1.84		2.07		0.01		90
11.91	13.76	61,338	0.69		0.92		1.21		90
11.70	13.21	354	1.19		1.42		0.63		90

10.39	8.77	76,268	1.19		1.55		0.45		92
10.04	7.96	25,218	1.94		2.29		(0.33)		92
10.02	7.97	22,687	1.94		2.29		(0.33)		92
10.56	9.25	17,843	0.79		1.15		0.89		92
10.37	8.70	411	1.29		1.64		0.32		92

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	from net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$7.40	$0.09	(c)	$(1.13)	$(1.04)	$—
2010 - C	7.39	0.08	(c)	(1.14)	(1.06)	—
2010 - Institutional	7.39	0.11	(c)	(1.13)	(1.02)	—

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2009 - A	6.07	0.13	(c)	1.32	1.45	(0.12)
2009 - C	6.06	0.09	(c)	1.31	1.40	(0.07)
2009 - Institutional	6.06	0.15	(c)	1.33	1.48	(0.15)

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (Commenced January 31, 2008)	10.00	0.17		(3.93)	(3.76)	(0.17)
2008 - C (Commenced January 31, 2008)	10.00	0.13		(3.94)	(3.81)	(0.13)
2008 - Institutional (Commenced January 31, 2008)	10.00	0.19		(3.94)	(3.75)	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		rate

$6.36	(14.05)%	$55,965	1.26	%(b)	1.55	%(b)	2.59	%(b)	46%
6.33	(14.34)	19	2.01	(b)	2.30	(b)	2.21	(b)	46
6.37	(13.80)	60,948	0.86	(b)	1.15	(b)	3.12	(b)	46

7.40	23.98	77,469	1.26		1.67		2.00		101
7.39	23.13	8	2.01		2.42		1.38		101
7.39	24.47	53,159	0.86		1.27		2.24		101

6.07	(37.56)	71,917	1.26	(b)	1.80	(b)	2.53	(b)	243
6.06	(38.02)	8	2.01	(b)	2.55	(b)	1.83	(b)	243
6.06	(37.40)	17,652	0.86	(b)	1.40	(b)	2.05	(b)	243

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Structured International Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.
The Management Agreement was most recently approved for continuation until June 30, 2011 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2010 (the “Annual Meeting”).
The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held three meetings over the course of the year, since last approving the Management Agreement. At those Committee meetings, regularly scheduled Board meetings and/or the Annual Meeting, the Board, or the Independent Trustees, as applicable, considered matters relating to the Management Agreement, including:
(a) the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates, including information about:
(i) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams;
(ii) the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services and operations), controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, market risk analysis and finance and strategy), sales and distribution support groups and others (e.g., information technology and training);
(iii) trends in headcount;
(iv) the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v) the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b) information on the investment performance of the Funds, including comparisons to the performance of similar mutual funds, as provided by a third party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance indices, and general investment outlooks in the markets in which the Funds invest;
(c) the terms of the Management Agreement and agreements with affiliated service providers entered into by the Trust on behalf of the Funds;

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(d) expense information for the Funds, including:
(i) the relative management fee and expense levels of the Funds as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii) each Fund’s expense trends over time; and
(iii) to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e) with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Funds;
(f) the undertakings of the Investment Adviser to waive certain fees (with respect to the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds) and reimburse certain expenses of the Funds that exceed specified levels, and a summary of contractual fee reductions made by the Investment Adviser and its affiliates over the past several years with respect to the Funds;
(g) information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of each of the Funds and the Trust as a whole to the Investment Adviser and its affiliates;
(h) potential economies of scale, if any, and the levels of breakpoints in the fees payable by the Funds under the Management Agreement;
(i) a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, including the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency, securities lending, portfolio brokerage, distribution and other services;
(j) a summary of potential benefits derived by the Funds as a result of their relationship with the Investment Adviser;
(k) commission rates paid by the Funds and other portfolio trading related issues;
(l) portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Funds and of the portfolio managers and related potential conflicts of interest; and the number and types of accounts managed by the portfolio managers;
(m) the nature and quality of the services provided to the Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administration services provided under the Management Agreement; and
(n) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Funds’ compliance program; and compliance reports.
The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Funds and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Structured Tax-Managed Equity Fund’s Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. They noted that management had made certain personnel changes in an effort to improve the performance of the Funds. The Independent Trustees concluded that the Investment Adviser had committed substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser.

Investment Performance
The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. This information on each Fund’s investment performance relative to that of its peers was provided for the one-, three- and five-year periods ended December 31, 2009, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance over time on a year-by-year basis relative to its performance benchmark. In addition, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees considered whether each Fund had operated within its investment policies and had complied with its investment limitations.
In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s Chief Investment Officer and portfolio management personnel, in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees noted that the Structured Tax-Managed Equity Fund ranked in the bottom half of its peer group over the three- and five-year periods ended December 31, 2009, but also considered the Fund’s recent improvement over the recent one-year and three-month time periods. They also observed that the Structured International Tax-Managed Equity, U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds ranked in the bottom half of their respective peer groups over the one-year period ended December 31, 2009, but noted the more recent improvement of each of these Funds over the most recent three-month time period. The Trustees also noted that, in response to the recent market turmoil, the Investment Adviser implemented measures intended to improve Fund performance, including adjusting the Quantitative Investment Strategies (“QIS”) team’s investment process used to manage the Funds (which among other things included changes in trading strategies and enhancements to the models) and making certain changes to the QIS team’s personnel. The Trustees also recognized that these changes would need time to achieve their desired effects, and resolved to continue to monitor the Funds’ performance. The Trustees noted that they had expressed concern about the persistent under performance relative to their respective peer groups and benchmarks of the International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds to senior management of the Investment Adviser and determined that the changes implemented by the Investment Adviser, and the Funds’ recent performance, including over the most recent three-month period, provided a basis for concluding that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders.

Costs of Services Provided and Competitive Information
The Trustees considered the contractual fee rates payable by each Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees and breakpoints to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history (or, in the case of Funds that commenced investment operations within a shorter period, since the year in which it commenced operations), comparing each Fund’s expenses to the peer and category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and the peer group median. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.
In addition, the Trustees considered the Investment Adviser’s undertakings to limit the Funds’ “other expenses” ratios (excluding certain expenses) to certain specified levels and to waive a portion of the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds’ management fees. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which generally operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees. By contrast, the Trustees noted that the Investment Adviser provides substantial administrative services to the Funds under the terms of the Management Agreement.
In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability
The Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund were provided for 2009 and 2008, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
The Trustees considered the information that had been provided regarding the Investment Adviser’s profitability and the rationale for the Funds’ breakpoint structure. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

		International
		Equity		Structured
	U.S. Equity	Dividend and	Structured	International
	Dividend and	Premium	Tax-Managed	Tax-Managed
	Premium Fund	Fund	Equity Fund	Equity Fund

First $1 billion	0.75%	0.81%	0.70%	0.85%
Next $1 billion	0.68	0.73	0.63	0.77
Next $3 billion	0.65	0.69	0.60	0.73
Next $3 billion	0.64	0.68	0.59	0.72
Over $8 billion	0.63	0.67	0.58	0.71

The Trustees noted that the breakpoints at the $5 and $8 billion asset levels had been proposed by the Investment Adviser and approved by the Trustees in 2008 to further share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to limit fees and other expenses to certain amounts. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability would be passed along to shareholders at the specified asset levels.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates
The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned throughout the year by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the portfolio in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (i) the Investment Adviser’s ability to leverage relationships with the Funds’ third party service providers to attract more firmwide business. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of the fall-out benefits. In looking at the benefits to Goldman Sachs Agency Lending and the Investment Adviser from the securities lending program, they noted that the Funds also benefited from their participation in the securities lending program.

Other Benefits to the Funds and Their Shareholders
The Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages gained from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Funds’ access to certain affiliated distribution channels. The Trustees noted the competitive nature of the mutual fund marketplace, and noted further that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion
In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees concluded that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2011.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Fund Expenses — Six Month Period Ended June 30, 2010 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional or Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	U.S. Equity Dividend and Premium Fund				International Equity Dividend and Premium Fund				Structured Tax-Managed Equity Fund				Structured International Tax-Managed Equity Fund
				Expenses				Expenses				Expenses				Expenses
				Paid for the				Paid for the				Paid for the				Paid for the
	Beginning	Ending		6 Months	Beginning	Ending		6 Months	Beginning	Ending		6 Months	Beginning	Ending		6 Months
	Account Value	Account Value		Ended	Account Value	Account Value		Ended	Account Value	Account Value		Ended	Account Value	Account Value		Ended
Share Class	1/01/10	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*
Class A
Actual	$1,000	$955.40		$6.01	$1,000	$868.70		$6.02	$1,000	$927.10		$5.21	$1,000	$859.50		$5.86
Hypothetical 5% return	1,000	1,018.65	+	6.21	1,000	1,018.35	+	6.51	1,000	1,019.39	+	5.46	1,000	1,018.50	+	6.36

Class B
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	923.60		8.82	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,015.62	+	9.25	N/A	N/A		N/A

Class C
Actual	1,000	953.00		9.64	1,000	864.60		9.48	1,000	923.30		8.82	1,000	856.60		9.25
Hypothetical 5% return	1,000	1,014.93	+	9.94	1,000	1,014.63	+	10.24	1,000	1,015.62	+	9.25	1,000	1,014.83	+	10.04

Institutional
Actual	1,000	957.30		4.08	1,000	869.90		4.17	1,000	930.40		3.30	1,000	862.00		3.97
Hypothetical 5% return	1,000	1,020.63	+	4.21	1,000	1,020.33	+	4.51	1,000	1,021.37	+	3.46	1,000	1,020.53	+	4.31

Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	926.60		5.68	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,018.89	+	5.96	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

U.S. Equity Dividend and Premium	1.24%	N/A	1.99%	0.84%	N/A
International Equity Dividend and Premium	1.30	N/A	2.05	0.90	N/A
Structured Tax-Managed Equity	1.09	1.84%	1.84	0.69	1.19%
Structured International Tax-Managed Equity	1.26	N/A	2.01	0.86	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $677 billion in assets under management as of June 30, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]■ Financial Square Tax-Exempt
Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime
Obligations Fund
■ Financial Square Treasury
Instruments Fund
■ Financial Square Treasury
Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund

Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund

Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund

Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small
Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke* John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker Joseph P. LoRusso* James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

* Effective August 19, 2010

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

A summary prospectus, if available, and/or a Prospectus for a Fund containing more information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550) for the Goldman Sachs Funds. Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about a Fund.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman, Sachs & Co. (”Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contains this and other information about a Fund.

Copyright 2010 Goldman, Sachs & Co. All rights reserved. 39685.MF.TMPL TAXADVSAR10 / 1K / 08-10

ITEM 2.	CODE OF ETHICS.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		INVESTMENTS.

	(a)	Schedules of Investments are included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

	(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)		Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	August 30, 2010